UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  June 30, 2018

Item 1. Report to Stockholders.

Mproved Systematic Multi-Strategy Fund
Investor Class – mmsjx
Institutional Class – mmsqx

Mproved Systematic Merger Arbitrage Fund
Investor Class – mmajx
Institutional Class – mmaqx

Mproved Systematic Long-Short Fund
Investor Class – mlsjx
Institutional Class – mlsqx

Semi-Annual Report

June 30, 2018

MPROVED FUNDS

Expense Example (Unaudited)
June 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  The expenses shown in the example are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, shareholder costs would have been higher.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MProved Systematic Multi-Strategy Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2018)	(1/1/2018)	(6/30/2018)	(1/1/2018 to 6/30/2018)
Institutional Class Actual(2)(3)	2.05%	$1,000.00	$ 977.00	$10.05
Institutional Class Hypothetical
(5% annual return before expenses)(4)	2.05%	$1,000.00	$1,014.63	$10.24
Investor Class Actual(2)(3)	2.30%	$1,000.00	$ 976.00	$11.27
Investor Class Hypothetical
(5% annual return before expenses)(4)	2.30%	$1,000.00	$1,013.39	$11.48

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2018 through June 30, 2018, of (2.30)% and (2.40)% for Institutional Class and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $8.58 and $9.80, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Institutional Class and Investor Class would be $8.75 and $9.99, respectively.

MPROVED FUNDS

Expense Example (Unaudited) – Continued
June 30, 2018

MProved Systematic Merger Arbitrage Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2018)	(1/1/2018)	(6/30/2018)	(1/1/2018 to 6/30/2018)
Institutional Class Actual(2)	1.50%	$1,000.00	$1,015.00	$7.49
Institutional Class Hypothetical
(5% annual return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50
Investor Class Actual(2)	1.75%	$1,000.00	$1,014.00	$8.74
Investor Class Hypothetical
(5% annual return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2018 through June 30, 2018, of 1.50% and 1.40% for Institutional Class and Investor Class, respectively.

MProved Systematic Long-Short Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2018)	(1/1/2018)	(6/30/2018)	(1/1/2018 to 6/30/2018)
Institutional Class Actual(2)	1.35%	$1,000.00	$ 984.00	$6.64
Institutional Class Hypothetical
(5% annual return before expenses)	1.35%	$1,000.00	$1,018.10	$6.76
Investor Class Actual(2)	1.60%	$1,000.00	$ 982.00	$7.86
Investor Class Hypothetical
(5% annual return before expenses)	1.60%	$1,000.00	$1,016.86	$8.00

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2018 through June 30, 2018, of (1.60)% and (1.80)% for Institutional Class and Investor Class, respectively.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
June 30, 2018

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long investments, long futures contracts and long swap contracts as of June 30, 2018. Data expressed excludes short common stocks, short U.S. Government notes, short futures contracts and short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(2)	The value of swaps and futures contracts is expressed as notional and not market value.

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short investments, short futures contracts and short swap contracts as of June 30, 2018. Data expressed excludes long investments, long futures contracts, swap contracts, and other assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(4)	The value of swaps and futures contracts is expressed as notional and not market value.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Allocation of Portfolio (Unaudited)
June 30, 2018

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of investments and long swap contracts as of June 30, 2018. Data expressed excludes short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(2)	The value of swaps contracts is expressed as notional and not market value.

MPROVED SYSTEMATIC LONG-SHORT FUND

Allocation of Portfolio (Unaudited)
June 30, 2018

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks and long swap contracts as of June 30, 2018. Data expressed excludes short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(2)	The value of swaps contracts is expressed as notional and not market value.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited)
June 30, 2018

	Shares	Value
LONG INVESTMENTS – 98.70%

Convertible Preferred Stocks – 2.50%

Machinery – 0.33%
Fortive Corporation
5.00%, 7/21/2021, Series A	51	$52,305

Oil, Gas & Consumable Fuels – 2.17%
Hess Corporation
8.00% 2/1/2019	4,500	339,120

Total Convertible Preferred Stocks
(Cost $352,050)		391,425

Preferred Stocks – 2.72%

Electronic Equipment, Instruments & Components – 1.18%
Belden, Inc.
6.750%, 7/15/2019	2,200	184,074

Real Estate Investment Trusts (REITs) – 1.54%
Crown Castle International Corporation	225	241,723
Total Preferred Stocks
(Cost $468,195)		425,797

	Principal Amount
CONVERTIBLE BONDS – 16.45%
Advanced Micro Devices, Inc.
2.125%, 9/1/2026	$225,000	$447,219
Akamai Technologies, Inc.
—%, 2/15/2019	225,000	225,876
Booking Holdings, Inc.
0.350%, 6/15/2020	225,000	348,896
Dycom Industries, Inc.
0.750%, 9/15/2021	225,000	261,684
Horizon Pharma Investment plc
2.500%, 3/15/2022	225,000	216,182
Microchip Technology, Inc.
2.250%, 2/15/2037	225,000	268,294
Ship Finance International Ltd.
5.750%, 10/15/2021	225,000	232,021
Two Harbors Investment Corporation
6.250%, 1/15/2022	225,000	236,250

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2018

	Principal Amount	Value
CONVERTIBLE BONDS – 16.45% (Continued)
Unisys Corporation
5.500%, 3/1/2021	$225,000	$338,685
Total Convertible Bonds
(Cost $2,424,083)		2,575,107

CORPORATE BONDS – 2.05%
Transocean, Inc.
0.500%, 1/30/2023	225,000	321,013
Total Corporate Bonds
(Cost $321,570)		321,013

	Shares
SHORT TERM INVESTMENTS – 74.98%
First American Government Obligations Fund, Class X, 1.81% (a)(b)	5,866,826	5,866,826
First American Treasury Obligations Fund, Class X, 1.79% (a)	5,866,826	5,866,826
Total Short Term Investments
(Cost $11,733,652)		11,733,652
Total Long Investments
(Cost $15,299,550) – 98.70%		15,446,994

SECURITIES SOLD SHORT (c) – (17.28)%

Short Common Stocks – (16.66)%

Construction & Engineering – (1.00)%
Dycom Industries, Inc.	(1,645)	(155,469)

Electronic Equipment, Instruments & Components – (0.97)%
Belden, Inc.	(2,491)	(152,250)

Energy Equipment & Services – (1.53)%
Transocean Ltd.	(17,793)	(239,138)

Internet & Direct Marketing Retail – (2.02)%
Booking Holdings, Inc.	(156)	(316,226)

Internet Software & Services – (0.35)%
Akamai Technologies, Inc.	(754)	(55,216)
IT Services – (1.50)%
Unisys Corporation	(18,206)	(234,857)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2018

	Shares	Value
Machinery – (0.25)%
Fortive Corporation	(509)	$(39,249)

Oil, Gas & Consumable Fuels – (2.77)%
Hess Corporation	(4,545)	(304,015)
Ship Finance International Ltd.	(8,645)	(129,243)
		(433,258)
Pharmaceuticals – (0.36)%
Horizon Pharma Investment plc	(3,400)	(56,304)

Real Estate Investment Trusts (REITs) – (1.94)%
Crown Castle International Corporation	(1,600)	(172,512)
Two Harbors Investment Corporation	(8,340)	(131,772)
		(304,284)
Semiconductors & Semiconductor Equipment – (3.97)%
Advanced Micro Devices, Inc.	(25,032)	(375,230)
Microchip Technology, Inc.	(2,710)	(246,474)
		(621,704)
Total Short Common Stocks
Proceeds $(2,470,596)		(2,607,955)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2018

	Principal Amount	Value
SHORT US GOVERNMENT NOTES – (0.62)%
United States Treasury Note
2.125%, 12/31/2022	$(100,000)	$(97,478)
Total Short US Government Notes
Proceeds $(98,484)		(97,478)

Total Securities Sold Short
Proceeds $(2,569,080) – (17.28)%		(2,705,433)
Total Investments
(Cost $12,730,470) – 81.42%		12,741,561
Other Assets In Excess Of Liabilities – 18.58%		2,908,173
Net Assets – 100.00%		$15,649,734

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short and swap contracts. The total value of asset committed as collateral as of June 30, 2018 is $4,698,911.
(c)	Securities sold short are not owned by the Fund and cannot produce income.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Open Futures Contracts (Unaudited)
June 30, 2018

		Number of			Unrealized
		Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased	Amount	Value*	(Depreciation)
LONG FUTURES CONTRACTS
3/18/19	3 Month Euro Euribor	8	$9,342,411	$117	$(125)
3/18/19	90-Day Eurodollar	4	4,000,000	(2)	168
9/16/19	90-Day Eurodollar	4	4,000,000	(100)	168
9/18/19	90-Day Sterling	29	19,136,357	(463)	784
9/19/18	Canadian 10 Year Bond	4	304,263	(1,156)	207
3/18/19	Canadian Banker’s Acceptance	18	13,691,858	(2,225)	(1,984)
9/6/18	Euro Buxl 30-Year Bond	1	116,780	1,121	2,380
9/6/18	Euro-Schatz	4	467,121	(93)	470
8/31/18	Gasoline RBOB	1	89,548	1,882	5,647
9/12/18	Japan 10-Year Bond (Osaka Security Exchange)	2	1,806,440	(361)	2,433
9/17/18	Japanese Yen Currency	3	340,025	(483)	(1,700)
9/26/18	Long Gilt	3	395,925	(502)	987
7/12/18	Low Sulphur Gas Oil G	2	135,150	2,100	3,522
7/30/18	MSCI Taiwan Stock Index	1	38,760	88	88
11/28/18	Natural Gas	6	183,300	(1,020)	(2,662)
9/17/18	New Zealand Dollar Currency	1	67,700	200	(2,142)
7/20/18	OMX Stockholm 30 Index	1	17,428	13	13
9/17/18	Swiss Franc Currency	1	126,938	925	(40)
9/19/18	U.S. Treasury Long Bond
	(Chicago Board of Trade)	2	243,629	63	3,341
				$104	$11,555

SHORT FUTURES CONTRACTS
6/17/19	3 Month Euro Euribor	(1)	$(1,167,801)	$(29)	$(16)
9/17/18	British Pound Currency	(1)	(82,725)	(2)	(2)
9/18/18	Canadian Dollar Currency	(1)	(76,161)	(705)	(767)
9/18/18	Coffee “C”	(3)	(129,488)	731	2,373
12/14/18	Corn	(6)	(111,375)	(1,303)	1,435
9/17/18	Euro Foreign Exchange Currency	(4)	(586,250)	(5,650)	(1,390)
9/6/18	Euro-Bobl	(1)	(116,780)	47	(351)
9/6/18	Euro-Bund	(1)	(116,780)	(105)	(538)
8/29/18	Gold 100 Oz	(2)	(250,900)	(700)	4,156
9/17/18	Mexican Peso Currency	(1)	(24,850)	756	163
9/26/18	Natural Gas	(3)	(87,200)	570	824
9/26/18	Silver	(2)	(162,000)	(1,570)	2,091
9/19/18	U.S. Treasury 10-Year Notes
	(Chicago Board of Trade)	(5)	(501,064)	—	(1,897)
9/28/18	U.S. Treasury 2-Year Notes
	(Chicago Board of Trade)	(2)	(393,289)	30	13
9/28/18	U.S. Treasury 5-Year Notes
	(Chicago Board of Trade)	(8)	(776,598)	188	(2,486)
				$(7,742)	$3,608

*  Net value is variation margin receivable (payable).

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Deutsche Bank	1-800-Flowers.com, Inc.,
	Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,618	$20,290	$2,390
Deutsche Bank	3M Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,072	210,730	(2,547)
Deutsche Bank	AAR Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,034	94,492	14,505
Deutsche Bank	Aaron’s, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,191	95,180	(4,636)
Deutsche Bank	Abaxis, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	306	25,379	57
Deutsche Bank	Abbott Laboratories	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,292	139,673	4,996
Deutsche Bank	Acorda Therapeutics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	745	21,367	5,073
Deutsche Bank	Acuity Brands, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	951	110,098	469
Deutsche Bank	Acushnet Holdings	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	840	20,530	1,193
Deutsche Bank	Adtalem Global	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	424	20,378	1,613
	Education, Inc.
Deutsche Bank	Advance Auto Parts, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	13	1,764	207
Deutsche Bank	Advanced Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	140	8,124	(1,333)
	Industries, Inc.
Deutsche Bank	Aegion Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	784	20,171	772
Deutsche Bank	AES Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,823	37,829	5,621
Deutsche Bank	Aetna, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,511	460,378	6,659
Deutsche Bank	AGCO Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	852	51,686	(2,335)
Deutsche Bank	Aircastle Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	538	11,020	251
Deutsche Bank	Akorn, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,361	22,550	(21,930)
Deutsche Bank	Alexandria Real	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	728	91,852	1,335
	Estate Equities, Inc.
Deutsche Bank	Allegheny	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,025	25,730	(3,322)
	Technologies, Inc.
Deutsche Bank	Allegiant Travel	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	89	12,348	(940)
	Company
Deutsche Bank	Alliance Data Systems	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	225	52,425	(196)
	Corporation
Deutsche Bank	Allison Transmission	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	489	19,794	(217)
	Holdings, Inc.
Deutsche Bank	Allscripts Healthcare	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,179	62,095	(605)
	Solutions, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Alphabet, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	18	$20,310	$(100)
	Class A
Deutsche Bank	AMAG	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	656	12,783	(1,020)
	Pharmaceuticals, Inc.
Deutsche Bank	AMC Entertainment	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	813	12,916	570
	Holdings, Inc., Class A
Deutsche Bank	AMC Networks, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	257	15,974	2,626
Deutsche Bank	American Axle &	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,292	20,087	723
	Manufacturing
	Holdings, Inc.
Deutsche Bank	American Outdoor	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,572	30,920	6,600
	Brands Corporation
Deutsche Bank	Amgen, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	85	15,678	18
Deutsche Bank	Amkor Technology, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,094	52,296	(8,364)
Deutsche Bank	Anadarko Petroleum	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,300	95,160	19,905
	Corporation
Deutsche Bank	Andeavor	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,456	452,950	(20,738)
Deutsche Bank	AngioDynamics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	963	21,404	6,246
Deutsche Bank	Anixter International, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	328	20,742	(3,434)
Deutsche Bank	AO Smith Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	509	30,087	(1,296)
Deutsche Bank	AON plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	75	10,286	60
Deutsche Bank	Apartment Investment	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	365	15,436	(96)
	& Management
	Company, Class A
Deutsche Bank	APN Outdoor Group Ltd.	8/17/18	Pay	0.500% + 1 Month ASX AUD	Monthly	9,007	41,930	(267)
Deutsche Bank	Apollo Commercial	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,607	102,496	53
	Real Estate Finance, Inc.
Deutsche Bank	Apple, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3	555	(1)
Deutsche Bank	Applied Materials, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	218	10,059	(1,752)
Deutsche Bank	AptarGroup, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,057	98,658	874
Deutsche Bank	Aramark	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	951	35,252	506
Deutsche Bank	ArcBest Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	426	19,451	(668)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Arch Coal, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,088	$85,246	$(14,841)
	Class A
Deutsche Bank	Arconic, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,895	49,191	(12,566)
Deutsche Bank	Arizona Mining, Inc.	8/17/18	Pay	0.350% + 1 Month CDOR CAD	Monthly	19,294	90,318	303
Deutsche Bank	Armstrong World	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	331	20,903	2,385
	Industries, Inc.
Deutsche Bank	ARRIS International plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	79	1,930	(86)
Deutsche Bank	Arrow Electronics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	199	14,971	(139)
Deutsche Bank	Arthur J Gallagher	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	799	52,115	(782)
	& Company
Deutsche Bank	Ascena Retail	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,227	8,870	1,133
	Group, Inc.
Deutsche Bank	ASGN, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	41	3,203	(189)
Deutsche Bank	Aspen Insurance	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	69	2,806	(172)
	Holdings Ltd.
Deutsche Bank	Athene Holding Ltd.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	161	7,052	(581)
	Class A
Deutsche Bank	Autoliv, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	252	36,061	835
Deutsche Bank	AvalonBay	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	18	3,118	229
	Communities, Inc.
Deutsche Bank	Avista Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	485	25,519	586
Deutsche Bank	Ball Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,067	37,932	432
Deutsche Bank	The Bank of New York	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	42	2,263	121
	Mellon Corporation
Deutsche Bank	Bank of the Ozarks	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	221	9,951	(376)
Deutsche Bank	BB&T Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	976	49,213	(1,593)
Deutsche Bank	BCE, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,203	211,980	(2,762)
Deutsche Bank	Belden, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	378	23,105	2,349
Deutsche Bank	Benchmark	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,953	86,448	(108)
	Electronics, Inc.
Deutsche Bank	Berkshire	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,128	210,451	(2,655)
	Hathaway, Inc., Class B

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Bio-Rad	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	22	$6,344	$793
	Laboratories, Inc.,
	Class A
Deutsche Bank	BioScrip, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,317	21,422	2,337
Deutsche Bank	Blueprint Medicines	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	109	6,913	(1,381)
	Corporation
Deutsche Bank	Booking Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1	2,025	(100)
Deutsche Bank	Booz Allen Hamilton	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	494	21,586	2,377
	Holding Corporation
Deutsche Bank	BorgWarner, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	73	3,148	(542)
Deutsche Bank	Brighthouse	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	316	12,649	(2,399)
	Financial, Inc.
Deutsche Bank	Brookfield Asset	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	40	1,620	37
	Management, Inc.,
	Class A
Deutsche Bank	Brown-Forman	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	20	953	(23)
	Corporation, Class B
Deutsche Bank	Builders	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,977	54,394	(10,246)
	FirstSource, Inc.
Deutsche Bank	Bunge Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	377	26,263	(18)
Deutsche Bank	BWX Technologies, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,766	109,969	(6,276)
Deutsche Bank	CA, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	567	20,197	983
Deutsche Bank	Cadence Design	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,181	51,109	5,060
	Systems, Inc.
Deutsche Bank	California Resources	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	462	20,986	12,867
	Corporation
Deutsche Bank	Cambrex Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	442	23,098	923
Deutsche Bank	Canadian Imperial Bank	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	574	50,334	(639)
	of Commerce
Deutsche Bank	Cardtronics plc,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	789	19,062	349
	Class A
Deutsche Bank	Carrols Restaurant	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,618	24,010	4,433
	Group, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Cars.com, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	251	$7,120	$302
Deutsche Bank	Cavium, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,329	460,566	4,495
Deutsche Bank	Cerner Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	184	10,992	467
Deutsche Bank	Check Point Software	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	207	20,190	292
	Technologies Ltd.
Deutsche Bank	The Cheesecake	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	210	11,559	(129)
	Factory, Inc.
Deutsche Bank	Chemed Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	300	96,485	(213)
Deutsche Bank	Chesapeake Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,320	27,863	12,220
	Corporation
Deutsche Bank	The Children’s	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	813	98,143	(7,253)
	Place, Inc.
Deutsche Bank	Chubb Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	315	39,948	725
Deutsche Bank	Cincinnati Financial	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	221	14,772	(228)
	Corporation
Deutsche Bank	Cisco Systems, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,110	90,714	(1,144)
Deutsche Bank	Citizens Financial	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,260	126,699	(6,865)
	Group, Inc.
Deutsche Bank	Citrix Systems, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	552	57,825	(931)
Deutsche Bank	Clean Harbors, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	677	37,578	3,907
Deutsche Bank	Coca-Cola European	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	60	2,436	131
	Partners plc
Deutsche Bank	Cognex Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	158	7,042	(319)
Deutsche Bank	Colgate-Palmolive	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,983	128,410	3,003
	Company
Deutsche Bank	Com Hem Holding AB	8/17/18	Receive	0.350% + 1 Month STIB SEK	Monthly	5,607	85,603	7,835
Deutsche Bank	Community Health	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,157	13,787	(2,657)
	Systems, Inc.
Deutsche Bank	CommVault Systems, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	210	13,825	(190)
Deutsche Bank	Computer Programs	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	622	20,448	2,058
	& Systems, Inc.
Deutsche Bank	Comtech	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	636	20,260	2,530
	Telecommunications
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Conduent, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,403	$61,789	$(4,102)
Deutsche Bank	ConocoPhillips	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	490	34,090	1,950
Deutsche Bank	Constellation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	349	76,331	(3,577)
	Brands, Inc., Class A
Deutsche Bank	Copart, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	1,527	23
Deutsche Bank	Core Laboratories NV	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	89	11,223	100
Deutsche Bank	Cotiviti Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,763	165,959	246
Deutsche Bank	Covia Holdings	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	685	12,703	487
	Corporation
Deutsche Bank	Cracker Barrel Old	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	254	39,644	(144)
	Country Store, Inc.
Deutsche Bank	Credicorp Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	15	3,374	12
Deutsche Bank	CubeSmart	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	511	16,608	455
Deutsche Bank	Cullen/Frost	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	57	6,164	(293)
	Bankers, Inc.
Deutsche Bank	Cummins, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	917	121,864	(8,209)
Deutsche Bank	Dana, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	825	16,638	(4,770)
Deutsche Bank	Dave & Buster’s	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	488	23,211	3,019
	Entertainment, Inc.
Deutsche Bank	DaVita, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,190	82,559	(3,675)
Deutsche Bank	DCT Industrial	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,972	266,258	6,348
	Trust, Inc.
Deutsche Bank	Dean Foods Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,131	22,377	(247)
Deutsche Bank	Denbury Resources, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,526	21,760	9,730
Deutsche Bank	Denny’s Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,790	92,166	11,923
Deutsche Bank	Dentsply Sirona, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	751	32,871	142
Deutsche Bank	Devon Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	140	6,151	1,828
	Corporation
Deutsche Bank	DexCom, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	42	3,987	1,629
Deutsche Bank	Diamond Offshore	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,192	24,847	4,160
	Drilling, Inc.
Deutsche Bank	Diamondback	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	99	13,015	443
	Energy, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Discover	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	236	$16,615	$(241)
	Financial Services
Deutsche Bank	Dolby Laboratories, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	908	55,966	63
	Class A
Deutsche Bank	Donaldson	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	438	19,746	(654)
	Company, Inc.
Deutsche Bank	Drive Shack, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,086	23,810	7,837
Deutsche Bank	DSW, Inc., Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	845	22,013	3,584
Deutsche Bank	Durect Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	9,896	15,419	(6,641)
Deutsche Bank	Dycom Industries, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	30	2,833	(312)
Deutsche Bank	Eagle	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,119	84,609	21,764
	Pharmaceuticals, Inc.
Deutsche Bank	Eastman Chemical	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,397	140,052	(4,161)
	Company
Deutsche Bank	Eaton Vance Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,275	118,671	(3,667)
Deutsche Bank	Ecolab, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,367	191,991	(2,139)
Deutsche Bank	Ekornes ASA	8/17/18	Pay	0.350% + 1 Month NIBOR NOK	Monthly	1,597	26,955	21
Deutsche Bank	EMCOR Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	296	22,530	(15)
Deutsche Bank	Emerson Electric	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	597	41,277	240
	Company
Deutsche Bank	Enbridge, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,468	88,062	10,682
Deutsche Bank	Encompass Health	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	45	3,056	475
	Corporation
Deutsche Bank	Endo International plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,115	19,932	4,994
Deutsche Bank	Endurance International	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,242	22,292	3,605
	Group Holdings, Inc.
Deutsche Bank	Energy XXI Gulf	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,776	33,356	(506)
	Coast, Inc.
Deutsche Bank	EnerSys	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	253	18,869	1,142
Deutsche Bank	Entravision	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,994	24,945	(4,720)
	Communications
	Corporation, Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Express Scripts	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,194	$477,823	$(5,397)
	Holding Company
Deutsche Bank	Express, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,163	74,632	5,609
Deutsche Bank	Exterran Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	749	18,738	(1,423)
Deutsche Bank	F5 Networks, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	527	90,815	14,044
Deutsche Bank	FactSet Research	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	43	8,516	(629)
	Systems, Inc.
Deutsche Bank	Farmers Capital Bank	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	170	8,871	323
	Corporation
Deutsche Bank	Fastenal Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,934	93,066	(2,715)
Deutsche Bank	Fidelity National	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	264	27,975	651
	Information Services, Inc.
Deutsche Bank	First Connecticut	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,302	39,816	(821)
	Bancorp, Inc.
Deutsche Bank	FirstEnergy Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,191	42,736	2,901
Deutsche Bank	FleetCor	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	15	3,157	137
	Technologies, Inc.
Deutsche Bank	FLIR Systems, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,303	67,656	(3,066)
Deutsche Bank	Fortune Brands Home	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	36	1,931	(128)
	& Security, Inc.
Deutsche Bank	Freeport-	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,181	20,366	(544)
	McMoRan, Inc.
Deutsche Bank	Fresh Del Monte	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,856	82,610	(4,474)
	Produce, Inc.
Deutsche Bank	FTI Consulting, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	324	19,582	4,239
Deutsche Bank	GameStop Corporation,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	810	11,794	840
	Class A
Deutsche Bank	Gaming and Leisure	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	307	10,987	166
	Properties, Inc.
Deutsche Bank	The Gap, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	702	22,720	1,792
Deutsche Bank	Gartner, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	552	73,350	(143)
Deutsche Bank	GCP Applied	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,138	32,917	10
	Technologies, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Gemalto NV	1/2/19	Receive	0.350% + 1 Month EURIBOR	Monthly	5,068	$294,528	$33
Deutsche Bank	Gemalto NV	8/17/18	Receive	0.350% + 1 Month EURIBOR	Monthly	556	32,327	99
Deutsche Bank	General Mills, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	14	619	(83)
Deutsche Bank	Genpact Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,807	52,260	(1,754)
Deutsche Bank	GGP, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	462	9,431	(26)
Deutsche Bank	Global Payments, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	798	88,960	1,325
Deutsche Bank	GNC Holdings, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,600	16,178	253
	Class A
Deutsche Bank	The Goodyear Tire	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	124	2,885	(312)
	& Rubber Company
Deutsche Bank	Graco, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	166	7,500	(104)
Deutsche Bank	Gramercy Property Trust	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	16,731	462,969	2,818
Deutsche Bank	Green Dot Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	13	953	138
Deutsche Bank	Greif, Inc., Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,897	101,033	(10,556)
Deutsche Bank	Groupon, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	18,129	77,882	(9,167)
Deutsche Bank	Guaranty Bancorp	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	518	15,422	(1,853)
Deutsche Bank	Guidewire Software, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	172	15,270	88
Deutsche Bank	Halliburton Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,073	138,448	(2,889)
Deutsche Bank	Hanesbrands, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,110	24,424	3,299
Deutsche Bank	Healthcare Realty	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,112	32,311	2,622
	Trust, Inc.
Deutsche Bank	HEICO Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	12	874	(1)
Deutsche Bank	Helmerich & Payne, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,396	88,958	1,188
Deutsche Bank	Herc Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	658	37,037	(3,632)
Deutsche Bank	The Hershey Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,774	164,974	2,164
Deutsche Bank	Hess Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	257	17,178	2,183
Deutsche Bank	Hexcel Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	112	7,433	57
Deutsche Bank	Hillenbrand, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	434	20,446	933
Deutsche Bank	Hill-Rom Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	47	4,105	36
Deutsche Bank	Hilton Worldwide	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,643	209,148	(3,497)
	Holdings, Inc.
Deutsche Bank	Hologic, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	553	21,964	1,523

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Horizon Pharma plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	$1,655	$247
Deutsche Bank	HP, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,602	36,543	2,428
Deutsche Bank	Hubbell, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	69	7,290	(213)
Deutsche Bank	Hudson Pacific	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	80	2,833	47
	Properties, Inc.
Deutsche Bank	Huntsman Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	634	18,495	(2,475)
Deutsche Bank	Hyatt Hotels	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,044	80,475	90
	Corporation, Class A
Deutsche Bank	II-VI, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	482	20,930	1,996
Deutsche Bank	ILG, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	9,226	304,463	(10,838)
Deutsche Bank	Infinity Property &	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,004	142,818	24,524
	Casualty Corporation
Deutsche Bank	Informa plc	8/17/18	Pay	-0.300% + 1 Month	Monthly	1	11	0
				ICE LIBOR GBP
Deutsche Bank	Ingredion, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	183	20,350	(11)
Deutsche Bank	Integer Holdings	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	307	19,836	5,953
	Corporation
Deutsche Bank	Intel Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	586	29,124	(457)
Deutsche Bank	International Business	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,042	145,435	(4,587)
	Machines Corporation
Deutsche Bank	International Game	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,270	29,487	(3,650)
	Technology plc
Deutsche Bank	InterXion Holding NV	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	278	17,343	(305)
Deutsche Bank	Invitation Homes, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,691	38,965	1,873
Deutsche Bank	ITT, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	299	15,680	978
Deutsche Bank	j2 Global, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	16	1,385	116
Deutsche Bank	Jack Henry &	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2	261	19
	Associates, Inc.
Deutsche Bank	JetBlue Airways	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,885	54,712	(3,930)
	Corporation
Deutsche Bank	Johnson & Johnson	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	959	116,277	(239)
Deutsche Bank	Juniper Networks, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,430	66,579	6,624

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	KapStone Paper and	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,128	$280,987	$75
	Packaging Corporation
Deutsche Bank	KB Home	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	134	3,649	320
Deutsche Bank	KEMET Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	926	22,349	6,000
Deutsche Bank	Kennametal, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	497	17,824	(3,841)
Deutsche Bank	Keysight	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	327	19,288	1,936
	Technologies, Inc.
Deutsche Bank	The KeyW Holding	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,685	40,918	7,200
	Corporation
Deutsche Bank	Kforce, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	628	21,526	4,817
Deutsche Bank	Kimberly-Clark	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	897	94,458	3,671
	Corporation
Deutsche Bank	KLA-Tencor	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	818	83,796	(1,281)
	Corporation
Deutsche Bank	Kohl’s Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	471	34,310	4,769
Deutsche Bank	Koppers Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	499	19,116	(4,740)
Deutsche Bank	Kraton Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	414	19,085	(62)
Deutsche Bank	Kronos Worldwide, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	820	18,458	(1,956)
Deutsche Bank	Lamar Advertising	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	322	21,992	156
	Company, Class A
Deutsche Bank	Lannett Co, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	921	12,510	(5,800)
Deutsche Bank	Lantheus Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,335	19,404	(4,102)
Deutsche Bank	Laredo Petroleum, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	15,319	147,258	18,087
Deutsche Bank	Leidos Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,516	89,439	706
Deutsche Bank	LendingTree, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	6	1,281	(286)
Deutsche Bank	Lennox	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	5,799	(350)
	International, Inc.
Deutsche Bank	Life Storage, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	629	61,177	1,510
Deutsche Bank	Lithia Motors, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	571	53,958	(1,381)
	Class A
Deutsche Bank	LKQ Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	108	3,442	(772)
Deutsche Bank	Lockheed Martin	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	679	200,581	(1,027)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	LSC	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,606	$25,130	$2,133
	Communications, Inc.
Deutsche Bank	Luminex Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	713	21,085	6,698
Deutsche Bank	The Macerich Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,065	60,490	541
Deutsche Bank	Macy’s, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	904	34,152	3,987
Deutsche Bank	The Madison Square	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	2,481	317
	Garden Company,
	Class A
Deutsche Bank	Mammoth Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	518	17,579	(1,363)
	Services, Inc.
Deutsche Bank	Manhattan	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	376	23
	Associates, Inc.
Deutsche Bank	ManpowerGroup, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	223	19,171	(4,183)
Deutsche Bank	Marathon Oil	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,698	35,395	6,523
	Corporation
Deutsche Bank	Markel Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	126	136,568	(2,063)
Deutsche Bank	Marriott International,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,563	197,699	(18,337)
	Class A
Deutsche Bank	Martin Marietta	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	98	21,884	296
	Materials, Inc.
Deutsche Bank	Masimo Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	31	3,025	(71)
Deutsche Bank	MAXIMUS, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	696	43,192	151
Deutsche Bank	MB Financial, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,065	143,006	(10,034)
Deutsche Bank	McDermott	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	712	13,981	(1,298)
	International, Inc.
Deutsche Bank	McKesson Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	518	69,072	(6,359)
Deutsche Bank	Medidata Solutions, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	23	1,852	366
Deutsche Bank	MercadoLibre, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	17	5,077	(628)
Deutsche Bank	Meridian	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,366	21,702	1,879
	Bioscience, Inc.
Deutsche Bank	Meritor, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	969	19,913	(2,247)
Deutsche Bank	MGM Resorts	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,857	111,865	(11,456)
	International

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	The Michaels	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,722	$90,426	$(19,344)
	Companies, Inc.
Deutsche Bank	Micron Technology, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	966	50,620	7,257
Deutsche Bank	MicroStrategy, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	157	20,039	(874)
Deutsche Bank	Mohawk Industries, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	197	42,176	1,390
Deutsche Bank	Molson Coors Brewing	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	206	14,025	36
	Company, Class B
Deutsche Bank	Movado Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,741	84,043	29,481
Deutsche Bank	MSC Industrial Direct	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	673	57,080	(2,590)
	Company, Inc., Class A
Deutsche Bank	MTGE Investment	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,005	60,350	1,571
	Corporation
Deutsche Bank	Murphy USA, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	72	5,345	619
Deutsche Bank	Mylan NV	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	175	6,319	48
Deutsche Bank	National Instruments	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	816	34,221	(5,644)
	Corporation
Deutsche Bank	Navigant	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,753	83,014	(9,717)
	Consulting, Inc.
Deutsche Bank	NCI Building	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,913	40,144	6,003
	Systems, Inc.
Deutsche Bank	NCR Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	676	20,246	(3,769)
Deutsche Bank	NetScout Systems, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	2,879	214
Deutsche Bank	Nevro Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	140	11,171	(1,378)
Deutsche Bank	Newmont Mining	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,117	42,096	(545)
	Corporation
Deutsche Bank	News Corporation,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	658	10,190	(627)
	Class A
Deutsche Bank	NEX Group plc	8/17/18	Pay	0.350% + 1 Month	Monthly	7,529	102,782	3,244
				ICE LIBOR GBP
Deutsche Bank	Noble Energy, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,866	65,790	16,298
Deutsche Bank	Nordson Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	34	4,362	(369)
Deutsche Bank	Northern Trust	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	34	3,509	(86)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Nuance	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,480	$20,533	$71
	Communications, Inc.
Deutsche Bank	NuVasive, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	129	6,719	414
Deutsche Bank	NVIDIA Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	49	11,597	(1,216)
Deutsche Bank	NXP	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,993	435,883	(65,867)
	Semiconductors NV
Deutsche Bank	Oasis Petroleum, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,763	35,810	5,122
Deutsche Bank	Oclaro, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	16,074	143,403	(16,586)
Deutsche Bank	ON Semiconductor	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	960	21,325	(3,195)
	Corporation
Deutsche Bank	Owens Corning	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	327	20,704	(143)
Deutsche Bank	Owens-Illinois, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,528	92,824	(25,902)
Deutsche Bank	Papa John’s	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,526	77,322	(12,074)
	International, Inc.
Deutsche Bank	Papeles y Cartones	8/17/18	Receive	0.350% + 1 Month EURIBOR	Monthly	3,300	65,225	(50)
	de Europa SA
Deutsche Bank	Park-Ohio	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	511	19,041	(3,795)
	Holdings Corporation
Deutsche Bank	Patterson	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,351	121,207	5,125
	Companies, Inc.
Deutsche Bank	Paycom Software, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	210	20,737	(672)
Deutsche Bank	PBF Energy, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	422	17,682	3,310
	Class A
Deutsche Bank	Peabody Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	55	2,500	473
	Corporation
Deutsche Bank	Pentair plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	768	32,303	(777)
Deutsche Bank	Performance Food	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	472	17,310	2,599
	Group Company
Deutsche Bank	PerkinElmer, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	7,097	(134)
Deutsche Bank	Perrigo Company plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,055	76,852	(2,095)
Deutsche Bank	Perry Ellis	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,203	32,658	1,053
	International, Inc.
Deutsche Bank	Pfizer, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	328	11,890	(7)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Phillips 66	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	192	$21,556	$226
Deutsche Bank	Pilgrim’s Pride	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,061	21,321	(563)
	Corporation
Deutsche Bank	Pinnacle	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	10,899	367,321	16,898
	Entertainment, Inc.
Deutsche Bank	Pinnacle Financial	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	196	12,021	(732)
	Partners, Inc.
Deutsche Bank	Pinnacle Foods, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,186	337,374	(615)
Deutsche Bank	Pitney Bowes, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,266	19,398	(5,772)
Deutsche Bank	Platform Specialty	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,673	19,393	3,722
	Products Corporation
Deutsche Bank	Plexus Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,409	83,818	(1,960)
Deutsche Bank	The PNC Financial	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,106	149,382	(4,824)
	Services Group, Inc.
Deutsche Bank	Portola	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	400	15,098	(1,108)
	Pharmaceuticals, Inc.
Deutsche Bank	Potbelly Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,680	86,433	(861)
Deutsche Bank	The Progressive	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,233	131,936	(7,874)
	Corporation
Deutsche Bank	Proofpoint, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	94	10,839	(109)
Deutsche Bank	Prudential Financial, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	261	24,371	(2,114)
Deutsche Bank	Qualys, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	11	927	80
Deutsche Bank	Quanta Services, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	232	7,747	(89)
Deutsche Bank	Radian Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	437	(126)
Deutsche Bank	Raytheon Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	88	16,998	(124)
Deutsche Bank	Realty, Income	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,242	121,051	567
	Corporation
Deutsche Bank	Red Hat, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	132	17,726	(4,862)
Deutsche Bank	Regal Beloit	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	253	20,750	1,524
	Corporation
Deutsche Bank	Regency Centers	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	719	44,599	2,390
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Regeneron	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	66	$22,751	$2,289
	Pharmaceuticals, Inc.
Deutsche Bank	Regis Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	674	11,139	301
Deutsche Bank	Reinsurance Group	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,290	172,118	(6,611)
	of America, Inc.
Deutsche Bank	RenaissanceRe	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	671	80,694	(1,686)
	Holdings Ltd.
Deutsche Bank	Renewable Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,129	109,334	2,073
	Group, Inc.
Deutsche Bank	Rockwell	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,023	170,009	392
	Automation, Inc.
Deutsche Bank	Rockwell Collins, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,424	460,744	(4,456)
Deutsche Bank	Roper Technologies, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	21	5,790	308
Deutsche Bank	Royal Bank of Canada	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	630	47,411	(1,438)
Deutsche Bank	RR Donnelley	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,230	18,584	(5,937)
	& Sons Company
Deutsche Bank	RSP Permian, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	9,819	431,851	(10,500)
Deutsche Bank	Ryder System, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	35	2,513	190
Deutsche Bank	Sally Beauty	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,269	116,410	(13,956)
	Holdings, Inc.
Deutsche Bank	SCANA Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,446	209,556	(50,539)
Deutsche Bank	Sealed Air Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,094	88,813	(3,508)
Deutsche Bank	Seattle Genetics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	200	13,272	3,579
Deutsche Bank	Sensata Technologies	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	126	5,989	(529)
	Holding plc
Deutsche Bank	The Sherwin-Williams	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	3,258	142
	Company
Deutsche Bank	Shire plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,868	315,053	5,597
Deutsche Bank	Shoe Carnival, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,640	53,184	13,986
Deutsche Bank	Signature Bank	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	11	1,405	(86)
Deutsche Bank	Silgan Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,328	35,599	(1,184)
Deutsche Bank	SINA Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	23	1,946	(338)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Six Flags Entertainment	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	308	$21,558	$1,093
	Corporation
Deutsche Bank	SJW Group	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	524	34,675	(15)
Deutsche Bank	Sky plc	1/2/19	Pay	0.300% + 1 Month	Monthly	26,760	565,484	157,234
				ICE LIBOR GBP
Deutsche Bank	SL Green Realty	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	304	30,788	1,274
	Corporation
Deutsche Bank	Snap-on, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	156	25,053	2,414
Deutsche Bank	Sonic Automotive, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	959	19,798	2,210
	Class A
Deutsche Bank	Sonoco Products	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	256	13,432	135
	Company
Deutsche Bank	Southern Copper	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	881	41,253	(4,266)
	Corporation
Deutsche Bank	Spirit Airlines, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	11	399	(36)
Deutsche Bank	Sprint Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	51,678	280,890	3,921
Deutsche Bank	Sprouts Farmers	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,293	94,657	(9,247)
	Market, Inc.
Deutsche Bank	SS&C Technologies	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	730	37,856	1,898
	Holdings, Inc.
Deutsche Bank	Starbucks Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,314	64,126	(9,721)
Deutsche Bank	State Bank Financial	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	658	21,958	(268)
	Corporation
Deutsche Bank	Steel Dynamics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	357	16,457	(496)
Deutsche Bank	Steelcase, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,394	18,989	(1,730)
	Class A
Deutsche Bank	Sterling Construction	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,586	20,648	(41)
	Company, Inc.
Deutsche Bank	Steven Madden Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	383	20,323	3,663
Deutsche Bank	Stewart Information	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,259	97,210	(1,759)
	Services Corporation
Deutsche Bank	Summit Materials, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,900	49,845	(1,313)
	Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Sun Communities, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	19	$1,860	$24
Deutsche Bank	SunCoke Energy, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,109	55,017	3,977
Deutsche Bank	SUPERVALU, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,429	29,306	1,863
Deutsche Bank	Syneos Health, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	226	10,592	2,468
Deutsche Bank	SYNNEX Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	152	14,666	(1,632)
Deutsche Bank	Synopsys, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,289	110,250	(2,449)
Deutsche Bank	Tailored Brands, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	659	16,802	(1,632)
Deutsche Bank	Targa Resources	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	56	2,769	151
	Corporation
Deutsche Bank	Target Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	439	33,391	3,048
Deutsche Bank	Taylor Morrison Home	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	933	19,367	(4,522)
	Corporation, Class A
Deutsche Bank	TD Ameritrade Holding	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	18	985	(119)
	Corporation
Deutsche Bank	TE Connectivity Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	711	63,976	(2,291)
Deutsche Bank	Tech Data Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	21	1,723	81
Deutsche Bank	Teekay Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,611	12,473	(1,651)
Deutsche Bank	Tenet Healthcare	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,332	44,685	(2,449)
	Corporation
Deutsche Bank	Tenneco, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	355	15,592	(554)
Deutsche Bank	Teradata Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	312	12,518	(112)
Deutsche Bank	Thermo Fisher	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	36	7,455	53
	Scientific, Inc.
Deutsche Bank	Thor Industries, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	21	2,052	105
Deutsche Bank	Tiffany & Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	94	12,414	2,677
Deutsche Bank	Titan Machinery, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,174	18,234	(6,777)
Deutsche Bank	TiVo Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,431	19,229	(1,780)
Deutsche Bank	The Toro Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	7	423	0
Deutsche Bank	TransDigm Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	60	20,694	4,491
Deutsche Bank	TreeHouse Foods, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,632	85,632	10,490
Deutsche Bank	Trimble, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	185	6,070	(325)
Deutsche Bank	Trinity Industries, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	801	27,421	2,439

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Trinseo SA	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	42	$2,977	$(194)
Deutsche Bank	tronc, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,259	21,737	(374)
Deutsche Bank	Twilio, Inc., Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	54	3,023	655
Deutsche Bank	Tyler Technologies, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	256	56,844	52
Deutsche Bank	UBS Group AG	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,259	65,272	(5,314)
Deutsche Bank	UDR, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,072	40,227	744
Deutsche Bank	Ulta Beauty, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	1,866	(169)
Deutsche Bank	The Ultimate Software	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	178	45,757	2,931
	Group, Inc.
Deutsche Bank	Unisys Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,678	21,633	928
Deutsche Bank	United Continental	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	294	20,482	(1,628)
	Holdings, Inc.
Deutsche Bank	United Natural Foods, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	442	18,839	(1,677)
Deutsche Bank	United Parcel	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	538	57,144	(1,979)
	Service, Inc., Class B
Deutsche Bank	United Rentals, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	43	6,343	(720)
Deutsche Bank	United States Steel	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	925	32,115	(1,439)
	Corporation
Deutsche Bank	United Therapeutics	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	191	21,589	(4,793)
	Corporation
Deutsche Bank	Univar, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,720	45,093	(1,691)
Deutsche Bank	Universal Health	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	730	81,282	(2,763)
	Services, Inc., Class A
Deutsche Bank	Urban Outfitters, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,053	91,394	13,399
Deutsche Bank	USG Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,538	324,773	(118)
Deutsche Bank	Validus Holdings Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,704	385,259	656
Deutsche Bank	Varex Imaging	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	545	20,196	(1,102)
	Corporation
Deutsche Bank	Varian Medical	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	212	24,087	(836)
	Systems, Inc.
Deutsche Bank	Vectren Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,538	323,967	6,502
Deutsche Bank	Verint Systems, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	476	21,093	1,147

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Verisk Analytics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	221	$23,772	$(407)
Deutsche Bank	Viacom, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	988	30,006	448
	Class B
Deutsche Bank	ViaSat, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	368	24,170	870
Deutsche Bank	Virgin Money	8/17/18	Pay	0.350% + 1 Month	Monthly	791	3,825	52
	Holdings plc			ICE LIBOR GBP
Deutsche Bank	Visteon Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	440	56,824	2,922
Deutsche Bank	VMware, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	24	3,525	543
	Class A
Deutsche Bank	Voya Financial, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	141	6,621	95
Deutsche Bank	Walgreens Boots	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	555	33,268	(1,842)
	Alliance, Inc.
Deutsche Bank	Walmart, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	573	48,928	1,023
Deutsche Bank	Waste Management, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,315	106,896	(1,337)
Deutsche Bank	Waters Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	484	93,632	1,430
Deutsche Bank	Watsco, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	437	77,905	735
Deutsche Bank	Web.com Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,029	26,581	4,888
Deutsche Bank	WESCO	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,337	76,275	(7,966)
	International, Inc.
Deutsche Bank	Western Digital	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	661	51,452	(3,072)
	Corporation
Deutsche Bank	WGL Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,517	489,227	15,651
Deutsche Bank	Whirlpool Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	609	88,975	(2,996)
Deutsche Bank	The Williams	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	286	7,749	593
	Companies, Inc.
Deutsche Bank	Workday, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	192	23,245	(199)
	Class A
Deutsche Bank	Worldpay, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	42	3,434	(31)
	Class A
Deutsche Bank	WPX Energy, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	876	15,786	3,084
Deutsche Bank	WR Berkley	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	103	7,435	3
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Wyndham	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	491	$21,731	$(839)
	Destinations, Inc.
Deutsche Bank	Xcerra Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,964	69,289	2,165
Deutsche Bank	XL Group Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,794	381,292	1,412
Deutsche Bank	XO Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	617	19,733	7,039
Deutsche Bank	Xperi Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,046	16,821	(5,653)
Deutsche Bank	XPO Logistics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	378	37,838	2,819
Deutsche Bank	YRC Worldwide, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,884	18,917	(1,488)
Deutsche Bank	ZAGG, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,008	17,429	2,094
Deutsche Bank	Zebra Technologies	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	616	88,171	5,781
	Corporation, Class A
Deutsche Bank	Zimmer Biomet	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,740	194,201	(1,309)
	Holdings, Inc.

SHORT EQUITY SWAP CONTRACTS
Deutsche Bank	2U, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(126)	(10,521)	1,578
Deutsche Bank	3D Systems Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,998)	(27,576)	(2,441)
Deutsche Bank	AAON, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(650)	(21,701)	2,059
Deutsche Bank	Abeona	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(107)	(1,711)	(170)
	Therapeutics, Inc.
Deutsche Bank	Abercrombie &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,322)	(32,344)	(4,644)
	Fitch Company,
	Class A
Deutsche Bank	ABIOMED, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(96)	(39,245)	(3,017)
Deutsche Bank	Acacia	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(135)	(4,696)	232
	Communications, Inc.
Deutsche Bank	ACADIA	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(66)	(1,007)	103
	Pharmaceuticals, Inc.
Deutsche Bank	Accelerate	8/17/18	Receive	-17.000% + 1 Month LIBOR USD	Monthly	(1,561)	(35,024)	4,632
	Diagnostics, Inc.
Deutsche Bank	Accuray, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,834)	(32,095)	5,466
Deutsche Bank	Achaogen, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(343)	(2,968)	699

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Achillion	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(314)	$(888)	$166
	Pharmaceuticals, Inc.
Deutsche Bank	Aclaris	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,403)	(27,998)	1,858
	Therapeutics, Inc.
Deutsche Bank	Activision Blizzard, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(405)	(30,891)	(3,071)
Deutsche Bank	Adamas	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(830)	(21,425)	(790)
	Pharmaceuticals, Inc.
Deutsche Bank	Adient plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(323)	(15,875)	3,665
Deutsche Bank	Adobe Systems, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(19,248)	(362)
Deutsche Bank	AECOM	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(1,782)	21
Deutsche Bank	Aerojet Rocketdyne	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(308)	(9,077)	(22)
	Holdings, Inc.
Deutsche Bank	Agenus, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(371)	(841)	379
Deutsche Bank	Agnico Eagle	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(78)	(3,572)	(90)
	Mines Ltd.
Deutsche Bank	Air Products &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(125)	(19,591)	912
	Chemicals, Inc.
Deutsche Bank	AK Steel	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(883)	(3,830)	143
	Holding Corporation
Deutsche Bank	Akamai	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(2,342)	33
	Technologies, Inc.
Deutsche Bank	Alaska Air Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(604)	15
Deutsche Bank	Alcoa Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(118)	(5,530)	(165)
Deutsche Bank	Alder	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,609)	(41,198)	(5,420)
	Biopharmaceuticals, Inc.
Deutsche Bank	Align Technology, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(4,103)	(538)
Deutsche Bank	Alleghany Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(2,873)	96
Deutsche Bank	Allegion plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(1,082)	24
Deutsche Bank	Allergan plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(7,497)	(674)
Deutsche Bank	Alliant Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(1,987)	(166)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Alnylam	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	$(886)	$98
	Pharmaceuticals, Inc.,
	Class A
Deutsche Bank	Amazon.com, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(1,699)	(161)
Deutsche Bank	AMERCO	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(7,840)	(427)
Deutsche Bank	American Campus	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(1,457)	(68)
	Communities, Inc.
Deutsche Bank	American Eagle	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,268)	(29,464)	(3,759)
	Outfitters, Inc.
Deutsche Bank	American	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(547)	(37,874)	16
	Electric Power
Deutsche Bank	American Financial	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(1,180)	87
	Group, Inc.
Deutsche Bank	American Public	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(120)	(5,049)	(12)
	Education, Inc.
Deutsche Bank	American Railcar	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(343)	(13,533)	66
	Industries, Inc.
Deutsche Bank	American Water	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(1,451)	18
	Works Company, Inc.
Deutsche Bank	Ameriprise	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(464)	(64,859)	4,087
	Financial, Inc.
Deutsche Bank	AmerisourceBergen	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(75)	(6,390)	706
	Corporation
Deutsche Bank	Amicus	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(437)	(6,822)	(274)
	Therapeutics, Inc.
Deutsche Bank	AMN Healthcare	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(131)	(7,671)	1,136
	Services, Inc.
Deutsche Bank	Amneal	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(918)	135
	Pharmaceuticals, Inc.
Deutsche Bank	Amphenol Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(2,445)	18
Deutsche Bank	Analog Devices, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,333)	(127,771)	8,936
Deutsche Bank	Annaly Capital	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,839)	(30,046)	(850)
	Management, Inc.
Deutsche Bank	Ansys, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(344)	(59,870)	2,828

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Antares Pharma, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,893)	$(20,353)	$(3,223)
Deutsche Bank	Anthem, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(467)	(111,055)	1,678
Deutsche Bank	Aptiv plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(3,388)	248
Deutsche Bank	Arch Capital Group Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,711)	(45,243)	1,125
Deutsche Bank	Archer-Daniels-Midland	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,947)	(135,031)	953
	Company
Deutsche Bank	Ardmore Shipping	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,099)	(9,006)	(176)
	Corporation
Deutsche Bank	Arena	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(741)	(113)
	Pharmaceuticals, Inc.
Deutsche Bank	Arista Networks, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(140)	(36,025)	883
Deutsche Bank	Armstrong Flooring, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,551)	(21,760)	3,160
Deutsche Bank	Ashland Global	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(114)	(8,905)	49
	Holdings, Inc.
Deutsche Bank	Aspen Technology, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(1,761)	(62)
Deutsche Bank	Assurant, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,982)	(205,062)	(237)
Deutsche Bank	Assured Guaranty Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(552)	(19,708)	969
Deutsche Bank	At Home Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(154)	(6,026)	(1,177)
Deutsche Bank	AT&T, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,546)	(49,611)	355
Deutsche Bank	Atara	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(77)	(2,828)	222
	Biotherapeutics, Inc.
Deutsche Bank	Athersys, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(420)	(827)	288
Deutsche Bank	Atmos Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(156)	(14,057)	(175)
	Corporation
Deutsche Bank	Audentes	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(993)	(154)
	Therapeutics, Inc.
Deutsche Bank	Autodesk, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(2,358)	141
Deutsche Bank	Automatic Data	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(4,424)	203
	Processing, Inc.
Deutsche Bank	Avangrid, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(264)	(12)
Deutsche Bank	Avnet, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(96)	(4,117)	62
Deutsche Bank	AVX Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(582)	(9,113)	763

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Axon Enterprise, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(312)	$(19,706)	$(10,765)
Deutsche Bank	B&G Foods, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(185)	(5,616)	(845)
Deutsche Bank	Babcock & Wilcox	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9,595)	(22,820)	1,734
	Enterprises, Inc.
Deutsche Bank	Badger Meter, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(464)	(20,727)	693
Deutsche Bank	Baker Hughes,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(254)	(8,384)	264
	a GE Company
Deutsche Bank	Balchem Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(208)	(20,403)	(4,468)
Deutsche Bank	Bank of Montreal	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(386)	(6)
Deutsche Bank	BankUnited, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(77)	(3,143)	(89)
Deutsche Bank	Basic Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	(955)	120
	Services, Inc.
Deutsche Bank	Bassett Furniture	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(733)	(20,181)	355
	Industries, Inc.
Deutsche Bank	Baxter International, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,243)	(91,723)	1,400
Deutsche Bank	Beacon Roofing	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,561)	(66,480)	9,948
	Supply, Inc.
Deutsche Bank	Beazer Homes USA, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,825)	(71,109)	18,947
Deutsche Bank	Becton Dickinson	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(386)	(92,470)	200
	and Company
Deutsche Bank	Bellicum	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(95)	(701)	112
	Pharmaceuticals, Inc.
Deutsche Bank	Belmond Ltd., Class A	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,690)	(18,830)	1,864
Deutsche Bank	Benefitfocus, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(134)	(4,500)	(1,328)
Deutsche Bank	Best Buy Company, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(180)	(13,421)	234
Deutsche Bank	Big Lots, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(241)	(10,060)	159
Deutsche Bank	Biglari Holdings, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(96)	(17,603)	1,979
	Class B
Deutsche Bank	Biogen, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(177)	(51,328)	947
Deutsche Bank	BioMarin	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	(7,531)	(580)
	Pharmaceutical, Inc.
Deutsche Bank	Bio-Techne Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(238)	(35,183)	3,383
Deutsche Bank	Black Hills Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(72)	(4,402)	(224)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Black Knight, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(479)	$(25,644)	$429
Deutsche Bank	Blackbaud, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(406)	(41,559)	1,406
Deutsche Bank	Blackline, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(477)	(20,705)	(4,234)
Deutsche Bank	B of I Holding, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(1,144)	101
Deutsche Bank	Boot Barn Holdings, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(209)	(4,334)	(590)
Deutsche Bank	The Boston Beer	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(6,291)	(2,880)
	Company, Inc., Class A
Deutsche Bank	Boston Scientific	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,243)	(73,307)	(7,318)
	Corporation
Deutsche Bank	Box, Inc., Class A	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,021)	(25,501)	(4,770)
Deutsche Bank	Bright Horizons	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(491)	(50,302)	2,518
	Family Solutions, Inc.
Deutsche Bank	Brinker	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(215)	(10,228)	(1,908)
	International, Inc.
Deutsche Bank	The Brink’s Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(127)	(10,125)	235
Deutsche Bank	Bristow Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,965)	(55,912)	(3,276)
Deutsche Bank	Broadcom, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(9,214)	640
Deutsche Bank	Brookfield Property	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(170)	(3,231)	(15)
	Partners LP
Deutsche Bank	Brown & Brown, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(160)	(4,434)	(92)
Deutsche Bank	Brunswick Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(238)	(15,335)	993
Deutsche Bank	The Buckle, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(376)	(10,109)	(1,792)
Deutsche Bank	Cable One, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(66)	(48,367)	(3,237)
Deutsche Bank	Cabot Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(95)	(5,864)	221
Deutsche Bank	Cabot Oil &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(498)	(11,845)	(140)
	Gas Corporation
Deutsche Bank	Cadence Bancorp	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(757)	(21,840)	444
Deutsche Bank	Caesars Entertainment	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,092)	(65,136)	7,953
	Corporation
Deutsche Bank	CAI International, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(315)	(7,316)	(800)
Deutsche Bank	Calavo Growers, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(59)	(5,670)	(637)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Callon Petroleum	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,306)	$(14,017)	$627
	Company
Deutsche Bank	Cal-Maine Foods, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(433)	(19,841)	(1,030)
Deutsche Bank	Campbell Soup	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,382)	(56,011)	2,305
	Company
Deutsche Bank	Camping World	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(485)	(12,108)	(2,814)
	Holdings, Inc., Class A
Deutsche Bank	Canadian Natural	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,689)	(96,992)	(3,450)
	Resources Ltd.
Deutsche Bank	Capital One	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,753)	(160,989)	7,674
	Financial Corporation
Deutsche Bank	Cara Therapeutics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(128)	(2,450)	(817)
Deutsche Bank	Cardinal Health, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(122)	(6,010)	2,010
Deutsche Bank	Carlisle Companies, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(866)	(47)
Deutsche Bank	Carnival Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(331)	(18,960)	1,848
Deutsche Bank	Carpenter Technology	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(150)	(7,880)	424
	Corporation
Deutsche Bank	Carriage Services, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,663)	(65,322)	264
Deutsche Bank	Carter’s, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(1,625)	24
Deutsche Bank	Casey’s General	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(702)	(73,745)	1,112
	Stores, Inc.
Deutsche Bank	Cass Information	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(143)	(9,836)	(1,441)
	Systems, Inc.
Deutsche Bank	Catalent, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(628)	(35)
Deutsche Bank	Catalyst	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(305)	(951)	117
	Pharmaceuticals, Inc.
Deutsche Bank	The Cato Corporation,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(885)	(21,780)	(8,406)
	Class A
Deutsche Bank	Cavco Industries, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(94)	(19,509)	(4,783)
Deutsche Bank	CBIZ, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(428)	(9,839)	(2,703)
Deutsche Bank	CBOE Global	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(101)	(10,509)	168
	Markets, Inc.
Deutsche Bank	CDW Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(963)	(77,749)	271

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Celanese Corporation,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(184)	$(20,422)	$(1,161)
	Series A
Deutsche Bank	Celgene Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(4,924)	(104)
Deutsche Bank	Centene Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(590)	(72,694)	217
Deutsche Bank	Century Aluminum	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(409)	(6,437)	1,383
	Company
Deutsche Bank	Cerus Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,233)	(21,556)	(9,368)
Deutsche Bank	CF Industries	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(220)	(9,762)	(705)
	Holdings, Inc.
Deutsche Bank	Charles River	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(870)	(97,600)	1,630
	Laboratories
	International, Inc.
Deutsche Bank	Charter	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(308)	(90,252)	(5,797)
	Communications, Inc.,
	Class A
Deutsche Bank	ChemoCentryx, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(908)	(210)
Deutsche Bank	Chipotle Mexican	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(26,731)	(6,072)
	Grill, Inc.
Deutsche Bank	Church & Dwight	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(118)	(6,273)	(12)
	Company, Inc.
Deutsche Bank	Churchill Downs, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(8,300)	(554)
Deutsche Bank	Ciena Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,263)	(33,476)	(741)
Deutsche Bank	Cigna Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,300)	(220,790)	(1,938)
Deutsche Bank	Cimarex Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(522)	(53,068)	(6,113)
	Company
Deutsche Bank	Cincinnati Bell, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,564)	(87,296)	2,340
Deutsche Bank	Cinemark Holdings, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(374)	(13,112)	390
Deutsche Bank	CIRCOR	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(471)	(17,393)	5,195
	International, Inc.
Deutsche Bank	Cirrus Logic, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(402)	(15,396)	(468)
Deutsche Bank	Citigroup, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,330)	(88,964)	647
Deutsche Bank	Clean Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,011)	(25,858)	(5,530)
	Fuels Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Clearside	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(78)	$(833)	$(41)
	Biomedical, Inc.
Deutsche Bank	Clearwater Paper	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(310)	(7,154)	3,804
	Corporation
Deutsche Bank	Cloud Peak Energy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,839)	(6,414)	498
Deutsche Bank	Clovis Oncology, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(76)	(3,453)	423
Deutsche Bank	CME Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(475)	(77,790)	4,416
Deutsche Bank	Cognizant Technology	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(3,631)	(3)
	Solutions Corporation,
	Class A
Deutsche Bank	Coherent, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(3,126)	219
Deutsche Bank	Coherus	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(644)	(191)
	Biosciences, Inc.
Deutsche Bank	Cohu, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,023)	(25,120)	(1,598)
Deutsche Bank	Collegium	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(810)	(5)
	Pharmaceutical, Inc.
Deutsche Bank	Columbia Sportswear	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,275)	(116,596)	721
	Company
Deutsche Bank	Comerica, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,573)	(142,949)	8,088
Deutsche Bank	Commerce	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(51)	(3,298)	(45)
	Bancshares, Inc.
Deutsche Bank	CommScope Holding	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(401)	(11,701)	3,729
	Company, Inc.
Deutsche Bank	Compass Minerals	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(8,936)	(27)
	International, Inc.
Deutsche Bank	Conagra Brands, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,646)	(58,811)	(53)
Deutsche Bank	Concert	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(908)	175
	Pharmaceuticals, Inc.
Deutsche Bank	Concho Resources, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,780)	(384,347)	16,718
Deutsche Bank	Conn’s, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(587)	(19,359)	(1,253)
Deutsche Bank	Consolidated	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(135)	(10,524)	(321)
	Edison, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Continental	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	$(5,370)	$79
	Resources, Inc.
Deutsche Bank	Copa Holdings SA,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(6,533)	(10)
	Class A
Deutsche Bank	Corbus Pharmaceuticals	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(969)	278
	Holdings, Inc.
Deutsche Bank	Corcept	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(1,021)	(27)
	Therapeutics, Inc.
Deutsche Bank	Costamare, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,207)	(9,627)	(2,200)
Deutsche Bank	CoStar Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(168)	(69,277)	(2,306)
Deutsche Bank	Coupa Software, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(522)	(32,472)	(7,176)
Deutsche Bank	Covanta Holding	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(550)	(9,207)	(393)
	Corporation
Deutsche Bank	Credit Acceptance	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(161)	(56,859)	1,605
	Corporation
Deutsche Bank	Cree, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(467)	(19,402)	(2,387)
Deutsche Bank	CSX Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(110)	(7,011)	204
Deutsche Bank	Curtiss-Wright	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(861)	(102,371)	(432)
	Corporation
Deutsche Bank	Cutera, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(1,087)	89
Deutsche Bank	CVR Energy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(133)	(4,917)	(976)
Deutsche Bank	CVS Health	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,179)	(140,118)	11,256
	Corporation
Deutsche Bank	CYBG plc	8/17/18	Receive	-0.300% + 1 Month	Monthly	(911)	(3,839)	(70)
				ICE LIBOR GBP
Deutsche Bank	Cytokinetics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(137)	(1,136)	(97)
Deutsche Bank	Danaher Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(1,383)	37
Deutsche Bank	Darden Restaurants, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(209)	(22,365)	(2,512)
Deutsche Bank	Deckers Outdoor	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(153)	(17,269)	434
	Corporation
Deutsche Bank	Del Frisco’s Restaurant	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,534)	(19,316)	938
	Group, Inc.
Deutsche Bank	Delphi Technologies plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(6,178)	283

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Dermira, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	$(791)	$(133)
Deutsche Bank	Diebold Nixdorf, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(435)	(5,194)	1,251
Deutsche Bank	Digimarc Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(683)	(18,290)	3,275
Deutsche Bank	Dillard’s, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(111)	(10,496)	(3,521)
	Class A
Deutsche Bank	Diplomat Pharmacy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(874)	(22,327)	(4,216)
Deutsche Bank	Discovery, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,496)	(96,087)	(16,551)
	Class A
Deutsche Bank	Dominion Energy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,315)	(157,744)	(7,487)
Deutsche Bank	Dorian LPG Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(960)	(7,329)	558
Deutsche Bank	Dorman Products, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(310)	(21,162)	226
Deutsche Bank	Dril-Quip, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(186)	(9,555)	(733)
Deutsche Bank	Duke Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(659)	(52,098)	(1,423)
	Corporation
Deutsche Bank	DXC Technology	8/17/18	Receive	0.300% + 1 Month LIBOR USD	Monthly	(628)	(50,501)	(190)
	Company
Deutsche Bank	Dynavax Technologies	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,257)	(19,157)	473
	Corporation
Deutsche Bank	E*TRADE Financial	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(93)	(5,684)	17
	Corporation
Deutsche Bank	e.l.f. Beauty, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(283)	(4,309)	1,169
Deutsche Bank	Edgewell Personal	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(241)	(12,154)	(1,430)
	Care Company
Deutsche Bank	Editas Medicine, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(967)	(34)
Deutsche Bank	Edwards Lifesciences	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(403)	(58,641)	3,081
	Corporation
Deutsche Bank	Eldorado Resorts, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(207)	(8,088)	1,288
Deutsche Bank	Electro Scientific	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(882)	111
	Industries, Inc.
Deutsche Bank	Electronic Arts, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(272)	(38,331)	287
Deutsche Bank	Electronics For	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(944)	(143)
	Imaging, Inc.
Deutsche Bank	Ellie Mae, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(2,490)	72

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Endologix, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(215)	$(1,216)	$(269)
Deutsche Bank	Energen Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(208)	(15,140)	(4,954)
Deutsche Bank	Energy Recovery, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,228)	(26,065)	130
Deutsche Bank	Ensco plc, Class A	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,183)	(15,842)	(5,900)
Deutsche Bank	Entercom	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,852)	(13,972)	(1,429)
	Communications
	Corporation, Class A
Deutsche Bank	Envision Healthcare	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(103)	(4,530)	(691)
	Corporation
Deutsche Bank	EOG Resources, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(2,488)	(5)
Deutsche Bank	EPAM Systems, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,158)	(143,947)	(3,209)
Deutsche Bank	Epizyme, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(718)	155
Deutsche Bank	Eros International plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,594)	(20,711)	(3,887)
Deutsche Bank	Esperion	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(96)	(3,760)	(183)
	Therapeutics, Inc.
Deutsche Bank	Essendant, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,554)	(20,753)	(7,535)
Deutsche Bank	Essent Group Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(2,219)	400
Deutsche Bank	Euronet Worldwide, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(3,265)	20
Deutsche Bank	Everi Holdings, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,469)	(46,548)	(2,508)
Deutsche Bank	Eversource Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(319)	(18,694)	(281)
Deutsche Bank	Evolent Health, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,236)	(26,006)	(8,728)
	Class A
Deutsche Bank	Exact Sciences	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(2,988)	(725)
	Corporation
Deutsche Bank	Exelon Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(529)	(22,458)	(477)
Deutsche Bank	Expeditors International	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(101)	(7,377)	242
	of Washington, Inc.
Deutsche Bank	Extraction Oil &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,054)	(59,520)	(8,788)
	Gas, Inc.
Deutsche Bank	Fair Isaac Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(614)	(118,619)	1,482
Deutsche Bank	Farmer Brothers	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(678)	(20,699)	453
	Company
Deutsche Bank	FARO Technologies, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(375)	(20,368)	351

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Fate Therapeutics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	$(907)	$(31)
Deutsche Bank	FedEx Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(1,365)	174
Deutsche Bank	Ferrari NV	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(13,222)	(486)
Deutsche Bank	Fiat Chrysler	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(424)	(8,004)	773
	Automobiles NV
Deutsche Bank	FibroGen, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(1,126)	(203)
Deutsche Bank	Fifth Third Bancorp	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,390)	(126,694)	10,113
Deutsche Bank	Finisar Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(270)	(4,857)	(769)
Deutsche Bank	FireEye, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,215)	(18,687)	(180)
Deutsche Bank	First Data Corporation,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(472)	(9,873)	(1,292)
	Class A
Deutsche Bank	First Republic Bank	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,317)	(127,385)	4,062
Deutsche Bank	First Solar, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(127)	(6,683)	1,382
Deutsche Bank	Five Below, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(176)	(17,185)	(3,336)
Deutsche Bank	Five Prime	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(742)	160
	Therapeutics, Inc.
Deutsche Bank	Flexion	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(916)	(23,664)	(1,235)
	Therapeutics, Inc.
Deutsche Bank	Flowserve Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(618)	(25,066)	3,746
Deutsche Bank	Fluor Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(598)	(29,178)	662
Deutsche Bank	FMC Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(314)	(28,045)	156
Deutsche Bank	FNF Group	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,297)	(48,761)	1,358
Deutsche Bank	Foot Locker, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(400)	(21,048)	(3,046)
Deutsche Bank	Ford Motor Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,113)	(12,312)	1,031
Deutsche Bank	Fortinet, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(660)	(41,179)	2,378
Deutsche Bank	Fortive Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(594)	(45,774)	2,087
Deutsche Bank	Forum Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(636)	(7,849)	192
	Technologies, Inc.
Deutsche Bank	Fossil Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(229)	(6,151)	(3,321)
Deutsche Bank	Foundation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(1,640)	(716)
	Medicine, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Fox Factory Holding	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(503)	$(23,402)	$(3,991)
	Corporation
Deutsche Bank	Franklin Covey	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(722)	(17,712)	2,651
	Company
Deutsche Bank	Frank’s International NV	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,069)	(31,721)	(5,929)
Deutsche Bank	Freshpet, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(904)	(24,803)	(7,511)
Deutsche Bank	Frontier	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(467)	(2,500)	1,057
	Communications
	Corporation
Deutsche Bank	FutureFuel	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(661)	(9,255)	(1,107)
	Corporation
Deutsche Bank	GasLog Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(506)	(9,659)	(1,025)
Deutsche Bank	GATX Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(122)	(9,051)	(893)
Deutsche Bank	General Electric	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(637)	(8,739)	1,313
	Company
Deutsche Bank	General Motors	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(303)	(11,930)	832
	Company
Deutsche Bank	Genesee &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(579)	(47,048)	(2,160)
	Wyoming, Inc., Class A
Deutsche Bank	GenMark	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,915)	(18,588)	(3,943)
	Diagnostics, Inc.
Deutsche Bank	Geron Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(789)	(2,704)	319
Deutsche Bank	Gilead Sciences, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,105)	(78,262)	33
Deutsche Bank	Global Blood	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(948)	128
	Therapeutics, Inc.
Deutsche Bank	Globalstar, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11,299)	(5,530)	3,042
Deutsche Bank	Globus Medical, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(72)	(3,631)	281
	Class A
Deutsche Bank	GoDaddy, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(5,856)	(443)
	Class A
Deutsche Bank	Gogo, Inc.	8/17/18	Pay	-10.250% + 1 Month LIBOR USD	Monthly	(947)	(4,623)	2,256
Deutsche Bank	Golar LNG Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,636)	(48,248)	(2,219)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Grand Canyon	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	$(1,338)	$(9)
	Education, Inc.
Deutsche Bank	Gray Television, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,196)	(18,885)	(906)
Deutsche Bank	Great Lakes Dredge	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,720)	(30,013)	(3,881)
	& Dock Corporation
Deutsche Bank	Green Plains, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(425)	(7,772)	97
Deutsche Bank	The Greenbrier	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(106)	(5,588)	(949)
	Companies, Inc.
Deutsche Bank	Griffon Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,010)	(53,540)	3,495
Deutsche Bank	Guess?, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,013)	(21,663)	1,955
Deutsche Bank	H&E Equipment	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,958)	(73,591)	1,344
	Services, Inc.
Deutsche Bank	Haemonetics	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(331)	(29,665)	(1,212)
	Corporation
Deutsche Bank	The Hain Celestial	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,464)	(43,591)	(1,749)
	Group, Inc.
Deutsche Bank	Halcon Resources	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,265)	(5,550)	(24)
	Corporation
Deutsche Bank	Harmonic, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(301)	(1,279)	(129)
Deutsche Bank	Harris Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,197)	(172,992)	622
Deutsche Bank	Hasbro, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(5,351)	(284)
Deutsche Bank	Hawaiian Electric	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(263)	(9,015)	88
	Industries, Inc.
Deutsche Bank	Haynes	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(677)	(24,857)	5
	International, Inc.
Deutsche Bank	HD Supply	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,803)	(77,269)	(2,781)
	Holdings, Inc.
Deutsche Bank	Healthcare Services	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,201)	(51,840)	(3,361)
	Group, Inc.
Deutsche Bank	HealthEquity, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(221)	(16,587)	(1,880)
Deutsche Bank	Heartland Express, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,070)	(19,854)	3,981
Deutsche Bank	Hecla Mining Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,394)	(8,325)	1,007

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Helix Energy Solutions	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,167)	$(9,716)	$(2,663)
	Group, Inc.
Deutsche Bank	Henry Schein, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(1,161)	54
Deutsche Bank	Herbalife Nutrition Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(142)	(7,624)	(846)
Deutsche Bank	Heron Therapeutics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(1,476)	(405)
Deutsche Bank	Hertz Global	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(219)	(3,357)	754
	Holdings, Inc.
Deutsche Bank	Hewlett Packard	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(576)	(8,474)	995
	Enterprise Company
Deutsche Bank	Hibbett Sports, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(485)	(11,099)	(437)
Deutsche Bank	HighPoint Resources	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(168)	(1,021)	163
	Corporation
Deutsche Bank	Highwoods	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(635)	(32,194)	(1,376)
	Properties, Inc.
Deutsche Bank	Hill International, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,637)	(21,445)	(837)
Deutsche Bank	Hilton Grand	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(154)	(5,342)	265
	Vacations, Inc.
Deutsche Bank	HRG Group	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(685)	(8,960)	1,086
Deutsche Bank	HollyFrontier	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(638)	(43,627)	3,241
	Corporation
Deutsche Bank	Hormel Foods	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,455)	(54,141)	(227)
	Corporation
Deutsche Bank	Hortonworks, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,144)	(20,828)	2,280
Deutsche Bank	Houghton Mifflin	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,017)	(23,064)	1,870
	Harcourt Company
Deutsche Bank	The Howard Hughes	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(6,621)	101
	Corporation
Deutsche Bank	HubSpot, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(145)	(18,171)	31
Deutsche Bank	IAC/InterActive	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(60)	(9,144)	634
	Corporation
Deutsche Bank	Ichor Holdings Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(176)	(3,732)	517
Deutsche Bank	ICON plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(143)	(18,939)	77
Deutsche Bank	IDACORP, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,599)	(147,433)	(2,398)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Idera	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(478)	$(630)	$251
	Pharmaceuticals, Inc.
Deutsche Bank	Immersion Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(880)	(240)
Deutsche Bank	ImmunoGen, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(681)	92
Deutsche Bank	Immunomedics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,315)	(31,112)	(10,458)
Deutsche Bank	Impinj, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,432)	(31,645)	(5,843)
Deutsche Bank	Independent Bank	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(244)	(16,287)	1,928
	Group, Inc.
Deutsche Bank	Infinera Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(116)	(1,151)	(29)
Deutsche Bank	Ingersoll-Rand plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,019)	(181,050)	(8,228)
Deutsche Bank	Inogen, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(11,737)	29
Deutsche Bank	Inphi Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(154)	(5,019)	(274)
Deutsche Bank	Installed Building	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(338)	(19,101)	1,722
	Products, Inc.
Deutsche Bank	Insulet Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(3,169)	55
Deutsche Bank	Intellia	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(875)	(119)
	Therapeutics, Inc.
Deutsche Bank	Interactive Brokers	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(64)	9
	Group, Inc., Class A
Deutsche Bank	Intercept	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(64)	(5,368)	(1,486)
	Pharmaceuticals, Inc.
Deutsche Bank	International	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(562)	(29,247)	3,832
	Paper Company
Deutsche Bank	International	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,421)	(32,866)	(8,392)
	Seaways, Inc.
Deutsche Bank	Intra-Cellular	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(830)	46
	Therapies, Inc.
Deutsche Bank	Intrepid Potash, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,012)	(24,633)	111
Deutsche Bank	Intrexon Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(265)	(3,691)	307
Deutsche Bank	Invacare Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,717)	(69,094)	(5,607)
Deutsche Bank	Invitae Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(143)	(1,051)	(320)
Deutsche Bank	Iovance	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(831)	236
	Biotherapeutics, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	IPG Photonics	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(44)	$(9,695)	$1,162
	Corporation
Deutsche Bank	iRhythm	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(270)	(21,895)	(6,166)
	Technologies, Inc.
Deutsche Bank	Iridium	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,794)	(77,148)	(23,667)
	Communications, Inc.
Deutsche Bank	iRobot Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(210)	(15,902)	(557)
Deutsche Bank	Jabil, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,471)	(40,660)	1,198
Deutsche Bank	Jazz Pharmaceuticals plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(7,921)	(450)
Deutsche Bank	JB Hunt Transport	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(403)	(48,918)	2,903
	Services, Inc.
Deutsche Bank	J.C. Penney Company, Inc.	8/17/18	Pay	-2.900% + 1 Month LIBOR USD	Monthly	(20,187)	(47,254)	9,450
Deutsche Bank	The JM Smucker	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(432)	(46,422)	1,198
	Company
Deutsche Bank	KBR, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(483)	(8,688)	13
Deutsche Bank	Kellogg Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,103)	(146,847)	(12,259)
Deutsche Bank	Kemper Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,181)	(89,299)	(23,219)
Deutsche Bank	Keryx	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10,747)	(40,374)	14,107
	Biopharmaceuticals, Inc.
Deutsche Bank	Kinder Morgan, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(530)	(9,359)	(447)
Deutsche Bank	Klondex Mines Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(273)	(630)	19
Deutsche Bank	The Kraft Heinz	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,254)	(78,701)	(5,065)
	Company
Deutsche Bank	Kratos Defense &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,726)	(88,871)	(5,947)
	Security Solutions, Inc.
Deutsche Bank	L3 Technologies, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(8,645)	632
Deutsche Bank	La Jolla Pharmaceutical	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(797)	(23,232)	2,191
	Company
Deutsche Bank	Lam Research	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(6,736)	1,220
	Corporation
Deutsche Bank	Landstar System, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(389)	(42,451)	246
Deutsche Bank	Lear Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(1,857)	93
Deutsche Bank	Lennar Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	(4,516)	(41)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Lexicon	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(397)	$(4,762)	$(1,458)
	Pharmaceuticals, Inc.
Deutsche Bank	LHC Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(537)	(45,947)	588
Deutsche Bank	Liberty Broadband	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(393)	(29,737)	(823)
	Corporation
Deutsche Bank	The Liberty Braves	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(521)	(13,465)	(1,703)
	Group, Class C
Deutsche Bank	The Liberty Formula	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,044)	(38,743)	(7,897)
	One Group, Class C
Deutsche Bank	The Liberty SiriusXM	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(281)	(12,739)	(1,727)
	Group, Class C
Deutsche Bank	The Liberty TripAdvisor	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(335)	(5,391)	(2,270)
	Holdings, Inc., Class A
Deutsche Bank	Ligand	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(313)	(64,840)	(1,350)
	Pharmaceuticals, Inc.
Deutsche Bank	Limoneira Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(363)	(8,928)	(1,151)
Deutsche Bank	Live Nation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,083)	(52,570)	(5,990)
	Entertainment, Inc.
Deutsche Bank	Louisiana-Pacific	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(99)	(2,693)	189
	Corporation
Deutsche Bank	Lululemon	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(370)	(46,168)	(6,866)
	Athletica, Inc.
Deutsche Bank	Lumber Liquidators	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,198)	(29,149)	4,286
	Holdings, Inc.
Deutsche Bank	Lumentum	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,057)	(61,150)	14,988
	Holdings, Inc.
Deutsche Bank	M/I Homes, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,900)	(50,271)	11,852
Deutsche Bank	MACOM Technology	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(168)	(3,869)	(655)
	Solutions Holdings, Inc.
Deutsche Bank	Magellan Health, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(842)	(80,736)	139
Deutsche Bank	Mallinckrodt plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(680)	(12,682)	(3,114)
Deutsche Bank	The Manitowoc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(930)	(24,029)	7,037
	Company, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Marathon Petroleum	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,346)	$(374,809)	$31,703
	Corporation
Deutsche Bank	MarineMax, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(228)	(4,317)	899
Deutsche Bank	Marriott Vacations	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,045)	(117,960)	7,839
	Worldwide Corporation
Deutsche Bank	Marvell Technology	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11,558)	(247,639)	8,516
	Group Ltd.
Deutsche Bank	Match Group, Inc.	8/17/18	Pay	-6.500% + 1 Month LIBOR USD	Monthly	(1,272)	(49,324)	(5,399)
Deutsche Bank	Mattel, Inc.	8/17/18	Receive	-0.500% + 1 Month LIBOR USD	Monthly	(1,297)	(21,285)	(1,318)
Deutsche Bank	The Medicines Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,008)	(36,972)	(3,861)
Deutsche Bank	MediciNova, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(107)	(851)	262
Deutsche Bank	Mellanox	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(1,853)	(152)
	Technologies Ltd.
Deutsche Bank	Merck & Company, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(87)	(6,522)	(1,148)
Deutsche Bank	Meredith Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,643)	(83,734)	5,438
Deutsche Bank	Meritage Homes	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(284)	(12,472)	2,167
	Corporation
Deutsche Bank	Mesa Laboratories, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(125)	(26,371)	(5,864)
Deutsche Bank	Methanex Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(133)	(9,398)	(1,458)
Deutsche Bank	MGP Ingredients, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(232)	(20,591)	(623)
Deutsche Bank	Michael Kors	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(694)	(46,186)	(4,520)
	Holdings Ltd.
Deutsche Bank	Microchip	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(308)	(27,995)	(1,267)
	Technology, Inc.
Deutsche Bank	The Middleby	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(314)	(32,769)	664
	Corporation
Deutsche Bank	MiMedx Group, Inc.	8/17/18	Pay	-25.500% + 1 Month LIBOR USD	Monthly	(430)	(2,774)	374
Deutsche Bank	Minerva	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(108)	(890)	48
	Neurosciences, Inc.
Deutsche Bank	Molina Healthcare, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(196)	(37)
Deutsche Bank	Mondelez	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,425)	(58,726)	459
	International, Inc.,
	Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Monolithic Power	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(184)	$(24,640)	$(283)
	Systems, Inc.
Deutsche Bank	Monster Beverage	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,103)	(120,501)	(1,314)
	Corporation
Deutsche Bank	The Mosaic Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(474)	(13,287)	(470)
Deutsche Bank	MRC Global, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(987)	(21,377)	(4,036)
Deutsche Bank	Multi-Color Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(990)	(63,957)	6,155
Deutsche Bank	Murphy Oil Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(206)	(6,952)	25
Deutsche Bank	Myers Industries, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,047)	(39,551)	2,510
Deutsche Bank	Myriad Genetics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(131)	(4,893)	(1,211)
Deutsche Bank	Nabors Industries Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10,678)	(69,035)	9,685
Deutsche Bank	NanoString	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	(1,176)	(44)
	Technologies, Inc.
Deutsche Bank	Natera, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(107)	(2,013)	(1,004)
Deutsche Bank	National Beverage	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(5,983)	(1,022)
	Corporation
Deutsche Bank	National Oilwell	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(900)	(39,039)	(7,163)
	Varco, Inc.
Deutsche Bank	Natural Gas Services	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(393)	(9,268)	858
	Group, Inc.
Deutsche Bank	Navistar International	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(317)	(12,898)	(592)
	Corporation
Deutsche Bank	Nektar Therapeutics	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(634)	535
Deutsche Bank	NeoPhotonics	8/17/18	Pay	-10.000% + 1 Month LIBOR USD	Monthly	(4,137)	(25,853)	1,799
	Corporation
Deutsche Bank	NetApp, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,701)	(212,002)	(26,420)
Deutsche Bank	Netflix, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(64)	(25,039)	(5,531)
Deutsche Bank	Neurocrine	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(208)	(20,423)	(3,562)
	Biosciences, Inc.
Deutsche Bank	New Relic, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(2,814)	(111)
Deutsche Bank	The New York Times	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(1,890)	(143)
	Company, Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Newfield Exploration	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,106)	$(33,435)	$(660)
	Company
Deutsche Bank	Nextera Energy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(207)	(34,570)	228
Deutsche Bank	NIKE, Inc., Class B	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(103)	(8,223)	(1,352)
Deutsche Bank	NN, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(416)	(7,857)	823
Deutsche Bank	Noble Corporation plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,535)	(16,040)	(5,945)
Deutsche Bank	Nordic American	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12,226)	(32,748)	(6,342)
	Tankers Ltd.
Deutsche Bank	NorthWestern	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,929)	(110,358)	(4,516)
	Corporation
Deutsche Bank	NOW, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,468)	(19,557)	(2,494)
Deutsche Bank	NRG Yield, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(518)	(8,903)	401
Deutsche Bank	Nu Skin Enterprises, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(1,484)	(113)
	Class A
Deutsche Bank	Nutanix, Inc., Class A	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(361)	(18,604)	1,703
Deutsche Bank	Nutrisystem, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(236)	(9,080)	(193)
Deutsche Bank	Oceaneering	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,234)	(31,400)	(3,626)
	International, Inc.
Deutsche Bank	Oil States	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(254)	(8,149)	(1,066)
	International, Inc.
Deutsche Bank	Okta, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(132)	(6,644)	18
Deutsche Bank	Old Dominion	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(526)	(78,298)	4,052
	Freight Line, Inc.
Deutsche Bank	Olin Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(539)	(15,469)	1,480
Deutsche Bank	Ollie’s Bargain Outlet	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(330)	(23,912)	(3,807)
	Holdings, Inc.
Deutsche Bank	Omega Flex, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(327)	(25,933)	(3,119)
Deutsche Bank	Omega Healthcare	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(89)	(2,757)	(135)
	Investors, Inc.
Deutsche Bank	Omeros Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(1,432)	(573)
Deutsche Bank	ONEOK, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(409)	(28,544)	(3,944)
Deutsche Bank	OPKO Health, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,292)	(6,070)	(2,009)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	OraSure	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	$(1,152)	$45
	Technologies, Inc.
Deutsche Bank	Ormat Technologies, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(173)	(9,195)	850
Deutsche Bank	Oshkosh Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(94)	(6,609)	90
Deutsche Bank	Overstock.com, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(177)	(5,949)	4,808
Deutsche Bank	Pacific Biosciences	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8,160)	(28,954)	(7,237)
	of California, Inc.
Deutsche Bank	PacWest Bancorp	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(64)	(3,161)	317
Deutsche Bank	Pagseguro Digital Ltd.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(1,054)	298
	Class A
Deutsche Bank	Palo Alto Networks, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(74)	(15,195)	(705)
Deutsche Bank	Pandora Media, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(664)	(5,230)	(2,282)
Deutsche Bank	Par Pacific Holdings, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,725)	(64,695)	4,285
Deutsche Bank	Paratek	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,182)	(52,819)	4,214
	Pharmaceuticals, Inc.
Deutsche Bank	Park Electrochemical	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,423)	(32,981)	(5,592)
	Corporation
Deutsche Bank	Parsley Energy, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(713)	(21,578)	(4,000)
	Class A
Deutsche Bank	Pattern Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(481)	(9,216)	93
	Group, Inc., Class A
Deutsche Bank	Paychex, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(207)	(14,145)	408
Deutsche Bank	PDC Energy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(218)	(13,170)	(1,531)
Deutsche Bank	pdvWireless, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(315)	(7,853)	992
Deutsche Bank	Penn National	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,514)	(151,537)	(17,598)
	Gaming, Inc.
Deutsche Bank	Penumbra, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(143)	(19,742)	27
Deutsche Bank	People’s United	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,134)	(38,585)	912
	Financial, Inc.
Deutsche Bank	PepsiCo, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(14,711)	(160)
Deutsche Bank	PetMed Express, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(222)	(9,773)	(385)
Deutsche Bank	PH Glatfelter Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(506)	(9,906)	316
Deutsche Bank	Photronics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,012)	(8,065)	401

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Pieris	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(185)	$(937)	$167
	Pharmaceuticals, Inc.
Deutsche Bank	Pinnacle West Capital	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,469)	(118,323)	129
	Corporation
Deutsche Bank	Pioneer Energy Services	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(174)	(1,017)	(363)
	Corporation
Deutsche Bank	Pioneer Natural	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(236)	(44,654)	(711)
	Resources Company
Deutsche Bank	Plug Power, Inc.	8/17/18	Pay	-18.000% + 1 Month LIBOR USD	Monthly	(36,187)	(73,479)	(7,223)
Deutsche Bank	Polaris Industries, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(74)	(9,035)	629
Deutsche Bank	Pool Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(2,422)	(26)
Deutsche Bank	Powell Industries, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(260)	(9,051)	(1,113)
Deutsche Bank	PPL Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,497)	(128,324)	(3,178)
Deutsche Bank	PriceSmart, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(480)	(43,414)	(4,248)
Deutsche Bank	Primerica, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(361)	(35,951)	101
Deutsche Bank	Prologis, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,211)	(79,499)	(1,893)
Deutsche Bank	PROS Holdings, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(575)	(21,017)	(4,931)
Deutsche Bank	Prosperity	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(343)	26
	Bancshares, Inc.
Deutsche Bank	Prothena Corporation plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(845)	(130)
Deutsche Bank	Proto Labs, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(187)	(22,230)	(862)
Deutsche Bank	The Providence	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(278)	(21,824)	(1,417)
	Service Corporation
Deutsche Bank	PTC Therapeutics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(1,146)	(303)
Deutsche Bank	Public Service	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(2,164)	(56)
	Enterprise Group, Inc.
Deutsche Bank	Public Storage	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(677)	(153,560)	1,503
Deutsche Bank	Puma	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(236)	(28)
	Biotechnology, Inc.
Deutsche Bank	QEP Resources, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,907)	(72,381)	(12,958)
Deutsche Bank	QIAGEN NV	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(943)	(34,076)	177
Deutsche Bank	Qorvo, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(7,852)	(824)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Quaker Chemical	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(132)	$(20,430)	$(914)
	Corporation
Deutsche Bank	QuinStreet, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(55)	(698)	(13)
Deutsche Bank	Quotient Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,278)	(26,307)	(2,511)
Deutsche Bank	R1 RCM, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,532)	(30,641)	(5,331)
Deutsche Bank	Radius Health, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(427)	(12,576)	40
Deutsche Bank	Range Resources	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(210)	(3,511)	(562)
	Corporation
Deutsche Bank	Rapid7, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(634)	(17,879)	644
Deutsche Bank	Raymond James	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,076)	(96,389)	12,659
	Financial, Inc.
Deutsche Bank	Rayonier Advanced	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(498)	(8,505)	1,118
	Materials, Inc.
Deutsche Bank	Reata	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(1,188)	(441)
	Pharmaceuticals, Inc.,
	Class A
Deutsche Bank	Red Robin Gourmet	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(177)	(8,242)	1,209
	Burgers, Inc.
Deutsche Bank	REGENXBIO, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(1,219)	(738)
Deutsche Bank	Rent-A-Center, Inc.	8/17/18	Pay	-25.000% + 1 Month LIBOR USD	Monthly	(2,951)	(43,668)	(15,924)
Deutsche Bank	Resolute Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(143)	(4,459)	128
	Corporation
Deutsche Bank	Revance	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(44)	(1,207)	86
	Therapeutics, Inc.
Deutsche Bank	REX American	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(119)	(9,630)	(975)
	Resources Corporation
Deutsche Bank	Rexnord Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,333)	(67,752)	(709)
Deutsche Bank	RH	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(114)	(15,916)	(4,992)
Deutsche Bank	Rigel	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(282)	(797)	170
	Pharmaceuticals, Inc.
Deutsche Bank	RingCentral, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(2,320)	(601)
	Class A
Deutsche Bank	Rockwell Medical, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,262)	(25,925)	573

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Rollins, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(333)	$(17,498)	$(159)
Deutsche Bank	Ross Stores, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(403)	(34,149)	105
Deutsche Bank	Rowan Companies plc,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(570)	(9,241)	(2,507)
	Class A
Deutsche Bank	Royal Caribbean	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(2,588)	277
	Cruises Ltd.
Deutsche Bank	Royal Gold, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(220)	(20,414)	(121)
Deutsche Bank	RPC, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(335)	(4,877)	1,559
Deutsche Bank	RPM International, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,976)	(173,560)	(1,286)
Deutsche Bank	Sabra Health Care	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,416)	(74,185)	(7,299)
	REIT, Inc.
Deutsche Bank	Saia, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(248)	(20,039)	(2,434)
Deutsche Bank	Sanchez Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,887)	(31,107)	(5,048)
	Corporation
Deutsche Bank	Sanderson Farms, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(5,673)	(146)
Deutsche Bank	Sangamo	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(60)	(851)	145
	Therapeutics, Inc.
Deutsche Bank	Sanmina Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(304)	(8,902)	26
Deutsche Bank	Schlumberger Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(130)	(8,773)	182
Deutsche Bank	Scorpio Bulkers, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,014)	(7,194)	577
Deutsche Bank	Scorpio Tankers, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,800)	(7,864)	(1,334)
Deutsche Bank	Seaboard Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(7,920)	483
Deutsche Bank	SeaWorld	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(519)	(11,320)	(3,887)
	Entertainment, Inc.
Deutsche Bank	Service Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(355)	(12,695)	291
	International
Deutsche Bank	ServiceMaster Global	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(344)	(20,445)	(626)
	Holdings, Inc.
Deutsche Bank	ServiceSource	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,838)	(19,050)	(827)
	International, Inc.
Deutsche Bank	Shake Shack, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(496)	(32,811)	(10,852)
	Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Ship Finance	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(608)	$(9,084)	$101
	International Ltd.
Deutsche Bank	Sientra, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(1,092)	(41)
Deutsche Bank	SiteOne Landscape	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(294)	(24,674)	(2,810)
	Supply, Inc.
Deutsche Bank	Skechers U.S.A., Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(182)	(5,458)	(324)
	Class A
Deutsche Bank	SM Energy Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(382)	(9,808)	(1,591)
Deutsche Bank	SolarEdge	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(383)	72
	Technologies, Inc.
Deutsche Bank	South Jersey	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(207)	(6,927)	85
	Industries, Inc.
Deutsche Bank	Southwestern Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10,134)	(53,682)	(10,982)
	Company
Deutsche Bank	Spark Therapeutics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(1,075)	(281)
Deutsche Bank	Spectrum	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(775)	(99)
	Pharmaceuticals, Inc.
Deutsche Bank	Spirit AeroSystems	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(258)	55
	Holdings, Inc., Class A
Deutsche Bank	Splunk, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(19,015)	2,984
Deutsche Bank	Spotify Technology SA	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(277)	(46,572)	113
Deutsche Bank	SPX Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(666)	(23,330)	(3,028)
Deutsche Bank	Square, Inc., Class A	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(341)	(21,006)	(329)
Deutsche Bank	SRC Energy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,227)	(57,571)	(11,237)
Deutsche Bank	Stamps.com, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(151)	(38,188)	(3,489)
Deutsche Bank	Stemline	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(1,010)	5
	Therapeutics, Inc.
Deutsche Bank	Stericycle, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(137)	(8,939)	(1,030)
Deutsche Bank	Sterling Bancorp	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(616)	(14,466)	410
Deutsche Bank	Strongbridge	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(869)	(5,210)	509
	Biopharma plc
Deutsche Bank	Stryker Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(288)	(48,834)	910

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Sturm Ruger &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(154)	$(8,619)	$(463)
	Company, Inc.
Deutsche Bank	Sunrun, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(562)	(7,388)	(3,482)
Deutsche Bank	Superior Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,738)	(65,586)	(1,086)
	Services, Inc.
Deutsche Bank	Superior Industries	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,797)	(85,820)	(16,462)
	International, Inc.
Deutsche Bank	Surgery Partners, Inc.	8/17/18	Pay	-7.000% + 1 Month LIBOR USD	Monthly	(2,835)	(42,317)	12
Deutsche Bank	Symantec Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(392)	(8,085)	3,204
Deutsche Bank	Synaptics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,172)	(59,001)	(9,440)
Deutsche Bank	Synchrony Financial	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(247)	(8,240)	205
Deutsche Bank	Synovus Financial	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(2,493)	14
	Corporation
Deutsche Bank	Syros	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(59)	(602)	139
	Pharmaceuticals, Inc.
Deutsche Bank	Tableau Software, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(66)	(6,446)	61
	Class A
Deutsche Bank	Tabula Rasa	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(1,404)	(709)
	HealthCare, Inc.
Deutsche Bank	Tactile Systems	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(90)	(4,678)	(1,891)
	Technology, Inc.
Deutsche Bank	Tahoe Resources, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,081)	(5,315)	$50
Deutsche Bank	Takeda Pharmaceutical	8/17/18	Pay	-0.300% + 1 Month	Monthly	(3,949)	(162,116)	(4,069)
	Company Ltd.			ICE LIBOR JPY
Deutsche Bank	Talos Energy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(1,220)	90
Deutsche Bank	Team, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,465)	(80,008)	(28,820)
Deutsche Bank	Teck Resources Ltd.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(455)	(11,571)	2,171
	Class B
Deutsche Bank	Teladoc, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(502)	(29,129)	(10,132)
Deutsche Bank	Tele2 AB	8/17/18	Pay	-0.300% + 1 Month STIB SEK	Monthly	(5,749)	(62,804)	(5,121)
Deutsche Bank	Teledyne	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(4,177)	294
	Technologies, Inc.
Deutsche Bank	Tellurian, Inc.	8/17/18	Pay	-28.500% + 1 Month LIBOR USD	Monthly	(1,887)	(15,899)	4,996

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Tempur Sealy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(205)	$(9,844)	$(679)
	International, Inc.
Deutsche Bank	Teradyne, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(228)	62
Deutsche Bank	Terex Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(826)	(34,828)	(3,088)
Deutsche Bank	TerraForm Power, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,380)	(74,599)	(3,246)
	Class A
Deutsche Bank	Tesaro, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(329)	(14,619)	2,406
Deutsche Bank	Tesla, Inc.	8/17/18	Pay	-3.450% + 1 Month LIBOR USD	Monthly	(77)	(26,414)	(4,267)
Deutsche Bank	TETRA	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,993)	(8,863)	(625)
	Technologies, Inc.
Deutsche Bank	Texas Instruments, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(2,534)	(16)
Deutsche Bank	Texas Roadhouse, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(166)	(10,872)	559
Deutsche Bank	Textainer Group	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(433)	(6,880)	873
	Holdings Ltd.
Deutsche Bank	TG Therapeutics, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(76)	(999)	51
Deutsche Bank	TherapeuticsMD, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,680)	(10,477)	(1,318)
Deutsche Bank	Theravance	8/17/18	Receive	-1.250% + 1 Month LIBOR USD	Monthly	(317)	(7,187)	650
	Biopharma, Inc.
Deutsche Bank	Thomson Reuters	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,756)	(70,732)	754
	Corporation
Deutsche Bank	Tile Shop Holdings, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,446)	(26,519)	(3,608)
Deutsche Bank	TimkenSteel	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,629)	(26,616)	388
	Corporation
Deutsche Bank	Titan International, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,689)	(28,846)	2,590
Deutsche Bank	The TJX Companies, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(620)	(58,975)	(1,229)
Deutsche Bank	T-Mobile U.S., Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,677)	(279,271)	(8,638)
Deutsche Bank	Tootsie Roll	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(181)	(5,596)	230
	Industries, Inc.
Deutsche Bank	TopBuild Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(861)	72
Deutsche Bank	Total System	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(75)	(6,235)	391
	Services, Inc.
Deutsche Bank	The Trade Desk, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(4,220)	(2,071)
	Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Transocean Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(700)	$(9,403)	$(1,713)
Deutsche Bank	TransUnion	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(84)	(6,013)	(463)
Deutsche Bank	Trecora Resources	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(638)	(9,469)	(441)
Deutsche Bank	Trex Company, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(344)	(21,518)	(1,179)
Deutsche Bank	TriMas Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,371)	(69,666)	(6,772)
Deutsche Bank	Triton International Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(254)	(7,782)	959
Deutsche Bank	Triumph Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,279)	(44,635)	7,558
Deutsche Bank	Tronox Ltd., Class A	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,618)	(71,159)	(6,303)
Deutsche Bank	TTM Technologies, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,839)	(67,642)	(7,625)
Deutsche Bank	Tucows, Inc., Class A	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(5,031)	(105)
Deutsche Bank	Tutor Perini Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(451)	(8,314)	594
Deutsche Bank	Twin Disc, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(824)	(20,437)	2,252
Deutsche Bank	Ubiquiti Networks, Inc.	8/17/18	Pay	-31.000% + 1 Month LIBOR USD	Monthly	(54)	(4,572)	(24)
Deutsche Bank	UGI Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,339)	(69,685)	(1,184)
Deutsche Bank	Ultragenyx	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(278)	(21,361)	(7,601)
	Pharmaceutical, Inc.
Deutsche Bank	Under Armour, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(433)	(9,730)	(3,309)
	Class A
Deutsche Bank	United Technologies	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(681)	(85,088)	1,464
	Corporation
Deutsche Bank	UnitedHealth Group, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(2,452)	29
Deutsche Bank	Universal Display	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(244)	(20,961)	13,609
	Corporation
Deutsche Bank	U.S. Concrete, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(88)	(4,616)	1,459
Deutsche Bank	U.S. Foods Holding	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(645)	(24,391)	200
	Corporation
Deutsche Bank	U.S.A.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,509)	(21,113)	(924)
	Technologies, Inc.
Deutsche Bank	Vectrus, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	(1,078)	186
Deutsche Bank	Veeco Instruments, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(997)	213
Deutsche Bank	Veritiv Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(1,275)	(212)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Verso Corporation,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(347)	$(7,547)	$(1,935)
	Class A
Deutsche Bank	Vertex	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(191)	(32,456)	(2,255)
	Pharmaceuticals, Inc.
Deutsche Bank	Viad Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(168)	(9,123)	(12)
Deutsche Bank	Vicor Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,001)	(432)
Deutsche Bank	ViewRay, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,229)	(29,244)	2,031
Deutsche Bank	Virtusa Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(409)	(19,897)	(596)
Deutsche Bank	Vistra Energy	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,152)	(50,883)	(435)
	Corporation
Deutsche Bank	Vornado Realty Trust	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(517)	(15)
Deutsche Bank	Voyager	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(644)	123
	Therapeutics, Inc.
Deutsche Bank	VSE Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(179)	(8,547)	96
Deutsche Bank	Vulcan Materials	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(8,898)	(75)
	Company
Deutsche Bank	W&T Offshore, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(177)	(1,265)	(112)
Deutsche Bank	Wabash National	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,424)	(63,844)	8,506
	Corporation
Deutsche Bank	Wabtec Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(512)	(50,434)	(389)
Deutsche Bank	WaVe Life	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(96)	(3,669)	659
	Sciences Ltd.
Deutsche Bank	Wayfair, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(299)	(35,497)	(16,404)
Deutsche Bank	Weatherford	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,249)	(7,396)	(1,807)
	International plc
Deutsche Bank	Webster Financial	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(6,939)	(265)
	Corporation
Deutsche Bank	Weight Watchers	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(6,872)	(2,536)
	International, Inc.
Deutsche Bank	WellCare Health	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(343)	(84,460)	(420)
	Plans, Inc.
Deutsche Bank	Wells Fargo &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(659)	(36,511)	(582)
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Werner Enterprises, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(59)	$(2,219)	$118
Deutsche Bank	WesBanco, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(174)	(7,882)	(226)
Deutsche Bank	West Pharmaceutical	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(698)	(69,266)	1,507
	Services, Inc.
Deutsche Bank	Westlake Chemical	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(49)	(5,272)	10
	Corporation
Deutsche Bank	WestRock Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(201)	(11,451)	861
Deutsche Bank	WEX, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(229)	(43,614)	(695)
Deutsche Bank	Whiting Petroleum	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,093)	(57,599)	(21,154)
	Corporation
Deutsche Bank	William Lyon Homes,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,050)	(70,707)	10,318
	Class A
Deutsche Bank	Williams-Sonoma, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(173)	(10,610)	106
Deutsche Bank	Willis Towers	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(1,673)	27
	Watson plc
Deutsche Bank	Wingstop, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(405)	(21,096)	(1,077)
Deutsche Bank	Wintrust Financial	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(1,827)	63
	Corporation
Deutsche Bank	Wix.com Ltd.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(802)	(332)
Deutsche Bank	WR Grace & Company	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(88)	(6,447)	(284)
Deutsche Bank	Xcel Energy, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,534)	(206,982)	(12,725)
Deutsche Bank	Xylem, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(104)	(7,006)	(147)
Deutsche Bank	Yelp, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(979)	213
Deutsche Bank	Yum China	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(640)	(24,593)	704
	Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Zendesk, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(406)	$(22,113)	(7,691)
Deutsche Bank	Zillow Group, Inc.,	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(342)	(20,187)	(2,164)
	Class C
Deutsche Bank	Ziopharm Oncology, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,056)	(3,186)	1,118
Deutsche Bank	Zogenix, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(548)	(24,208)	(3,299)
								$(379,469)

(1)	Swaps unwound with zero units but a payable outstanding amounted to $(48) as of June 30, 2018.
*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
ASX – ASX Australian Bank Bill Short Term Rate
CDOR – Canadian Bankers Acceptance Rate
EURIBOR – Euribor (Euro Interbank Offered Rate)
ICE LIBOR – ICE British Pound LIBOR Rate
ICE LIBOR JPY – ICE Japanese Yen LIBOR Rate
LIBOR – London Interbank Offered Rate
NIBOR – Oslo Bors Norway Interbank Offered Rate
STIB – Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Investments (Unaudited)
June 30, 2018

	Shares	Value
COMMON STOCKS – 0.61%
Pharmaceuticals – 0.61%
Akorn, Inc. (a)	759	$12,592
Total Common Stocks
(Cost $24,855)		12,592

SHORT TERM INVESTMENTS – 82.88%
First American Government Obligations Fund, Class X, 1.81% (b)(c)	855,882	855,882
First American Treasury Obligations Fund, Class X, 1.79% (b)	855,882	855,882
Total Short Term Investments
(Cost $1,711,764)		1,711,764

Total Investments
(Cost $1,736,619) – 83.49%		1,724,356
Other Assets In Excess Of Liabilities – 16.51%		340,973
Net Assets – 100.00%		$2,065,329

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
(c)	All or a portion of this security has been committed as collateral for open swap contracts. The total value of assets committed as collateral as of June 30, 2018 is $92,971.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Deutsche Bank	Abaxis, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	102	$8,460	$19
Deutsche Bank	Aetna, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	892	163,543	2,570
Deutsche Bank	Andeavor	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,154	151,245	(6,930)
Deutsche Bank	Arizona Mining, Inc.	8/17/18	Pay	0.350% 1 Month CDOR CAD	Monthly	6,449	30,183	94
Deutsche Bank	Avista Corporation	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	165	8,682	187
Deutsche Bank	Cavium, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,911	165,161	1,693
Deutsche Bank	Com Hem Holding AB	8/17/18	Receive	0.350% 1 Month STIB SEK	Monthly	2,061	31,466	2,879
Deutsche Bank	Cotiviti Holdings, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,257	55,437	82
Deutsche Bank	DCT Industrial	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,301	87,211	2,079
	Trust, Inc.
Deutsche Bank	Express Scripts	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	2,082	160,611	(1,811)
	Holding Company
Deutsche Bank	Gemalto NV	1/2/19	Receive	0.300% 1 Month EURIBOR	Monthly	1,840	106,932	12
Deutsche Bank	GGP, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	155	3,164	(9)
Deutsche Bank	Gramercy Property	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	5,585	154,544	941
	Trust
Deutsche Bank	Guaranty Bancorp	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	169	5,031	(605)
Deutsche Bank	ILG, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	3,022	99,728	(3,550)
Deutsche Bank	Infinity Property &	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	337	47,938	8,228
	Casualty Corporation
Deutsche Bank	Informa plc	8/17/18	Pay	0.350% 1 Month
				ICE LIBOR GBP	Monthly	2	22	—
Deutsche Bank	KapStone Paper and	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	2,996	103,572	27
	Packaging Corporation
Deutsche Bank	MB Financial, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,019	47,544	(3,333)
Deutsche Bank	NEX Group plc	8/17/18	Pay	0.350% 1 Month
				ICE LIBOR GBP	Monthly	2,524	34,456	1,087
Deutsche Bank	NXP	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,343	146,604	(22,153)
	Semiconductors NV
Deutsche Bank	Oclaro, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	5,408	48,247	(5,603)
Deutsche Bank	Papeles y Cartones	8/17/18	Receive	0.350% 1 Month EURIBOR	Monthly	1,100	21,742	(17)
	de Europa SA
Deutsche Bank	Pinnacle	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	3,713	125,137	5,671
	Entertainment, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Pinnacle Foods, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,732	$112,675	$(205)
Deutsche Bank	Rockwell Collins, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,189	159,996	(1,359)
Deutsche Bank	RSP Permian, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	3,297	145,006	(3,689)
Deutsche Bank	SCANA Corporation	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,969	75,765	(18,272)
Deutsche Bank	Shire plc	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	623	105,074	1,890
Deutsche Bank	SJW Group	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	169	11,183	(3)
Deutsche Bank	Sky plc	1/2/19	Pay	0.300% 1 Month
				ICE LIBOR GBP	Monthly	8,511	176,852	50,009
Deutsche Bank	Sprint Corporation	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	16,923	91,983	1,284
Deutsche Bank	State Bank Financial	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	219	7,308	(89)
	Corporation
Deutsche Bank	Stewart Information	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	759	32,661	(589)
	Services Corporation
Deutsche Bank	USG Corporation	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	2,520	108,574	(40)
Deutsche Bank	Validus Holdings, Ltd.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,960	132,382	238
Deutsche Bank	Vectren Corporation	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,482	105,800	2,125
Deutsche Bank	Virgin Money	8/17/18	Pay	0.350% 1 Month	Monthly	261	1,262	17
	Holdings UK plc			ICE LIBOR GBP
Deutsche Bank	WGL Holdings, Inc.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	1,879	166,622	5,142
Deutsche Bank	XL Group Ltd.	8/17/18	Pay	0.300% 1 Month LIBOR USD	Monthly	2,283	128,126	474

SHORT EQUITY SWAP CONTRACTS
Deutsche Bank	Brookfield Property	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(57)	(1,083)	(5)
	Partners LP
Deutsche Bank	Cadence BanCorp	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(250)	(7,213)	146
Deutsche Bank	Cigna Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(437)	(74,219)	(189)
Deutsche Bank	CME Group, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(107)	(17,528)	(134)
Deutsche Bank	Conagra Brands, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,107)	(39,551)	(61)
Deutsche Bank	Concho Resources, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,043)	(144,199)	6,177
Deutsche Bank	CVS Health Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(689)	(44,304)	6,184
Deutsche Bank	CYBG plc	8/17/18	Receive	-0.300% 1 Month
				ICE LIBOR GBP	Monthly	(304)	(1,281)	(23)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Dominion Energy, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,111)	$(75,692)	$8,386
Deutsche Bank	Fifth Third Bancorp	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,460)	(42,135)	3,364
Deutsche Bank	FNF Group	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(423)	(15,902)	1,176
Deutsche Bank	Independent Bank	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(76)	(5,073)	598
	Group, Inc.
Deutsche Bank	Kemper Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(398)	(30,094)	(7,818)
Deutsche Bank	Lumentum	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(323)	(18,686)	4,631
	Holdings, Inc.
Deutsche Bank	Marathon Petroleum	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,773)	(124,306)	8,504
	Corporation
Deutsche Bank	Marriott Vacations	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(484)	(54,634)	4,015
	Worldwide Corporation
Deutsche Bank	Marvell Technology	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4,154)	(89,003)	2,996
	Group Ltd.
Deutsche Bank	Penn National	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,539)	(51,664)	(4,221)
	Gaming, Inc.
Deutsche Bank	Prologis, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,318)	(86,523)	(1,274)
Deutsche Bank	Takeda Pharmaceutical	8/17/18	Pay	-0.300% 1 Month	Monthly	(1,338)	(54,938)	(1,369)
	Company, Ltd.			ICE LIBOR JPY
Deutsche Bank	Tele2 AB, B Shares	8/17/18	Pay	-0.300% 1 Month STIB SEK	Monthly	(2,107)	(23,003)	(1,893)
Deutsche Bank	T-Mobile U.S., Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,532)	(91,478)	(2,815)
Deutsche Bank	United Technologies	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(240)	(29,987)	874
	Corporation
Deutsche Bank	WestRock Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(20)	(1,140)	92
								$45,832

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
CDOR – Canadian Bankers Acceptance Rate
EURIBOR – Euribor (Euro Interbank Offered Rate)
ICE LIBOR GBP – ICE British Pound LIBOR Rate
ICE LIBOR JPY – ICE Japanses Yen LIBOR Rate
LIBOR – London Interbank Offered Rate
STIB – Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited)
June 30, 2018

	Shares	Value
COMMON STOCKS – 64.46%

Aerospace & Defense – 1.76%
AAR Corporation	463	$21,525
Arconic, Inc.	463	7,875
The KeyW Holding Corporation (a)	635	5,550
		34,950
Air Freight & Logistics – 0.39%
XPO Logistics, Inc. (a)	77	7,714

Airlines – 1.07%
JetBlue Airways Corporation (a)	1,115	21,163

Auto Components – 1.39%
Dana, Inc.	329	6,642
Visteon Corporation (a)	161	20,808
		27,450
Biotechnology – 1.00%
Eagle Pharmaceuticals, Inc. (a)	263	19,898

Building Products – 0.86%
Builders FirstSource, Inc. (a)	434	7,938
NCI Building Systems, Inc. (a)	436	9,156
		17,094
Capital Goods – 0.01%
Titan International, Inc.	23	247

Chemicals – 1.76%
Eastman Chemical Company	198	19,792
GCP Applied Technologies, Inc. (a)	259	7,498
Westlake Chemical Corporation	71	7,642
		34,932
Commercial Services & Supplies – 0.43%
Clean Harbors, Inc. (a)	154	8,555

Communications Equipment – 3.17%
Cisco Systems, Inc.	481	20,697
F5 Networks, Inc. (a)	120	20,694
Juniper Networks, Inc.	782	21,443
		62,834

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2018

	Shares	Value
Containers & Packaging – 3.28%
Greif, Inc., Class A	354	$18,723
Owens-Illinois, Inc. (a)	1,067	17,936
Sealed Air Corporation	477	20,249
Silgan Holdings, Inc.	302	8,103
		65,011
Diversified Consumer Services – 0.36%
Regis Corporation (a)	433	7,162

Electrical Equipment – 1.04%
Acuity Brands, Inc.	177	20,509

Electronic Equipment, Instruments & Components – 2.45%
Benchmark Electronics, Inc.	709	20,667
Plexus Corporation (a)	339	20,184
Zebra Technologies Corporation, Class A (a)	54	7,736
		48,587
Energy Equipment & Services – 0.38%
Diamond Offshore Drilling, Inc. (a)	363	7,572

Food & Staples Retailing – 1.87%
Sprouts Farmers Market, Inc. (a)	966	21,320
SUPERVALU, Inc. (a)	355	7,284
Walmart, Inc.	99	8,479
		37,083
Food Products – 2.04%
Fresh Del Monte Produce, Inc.	446	19,869
TreeHouse Foods, Inc. (a)	392	20,584
		40,453
Health Care Providers & Services – 2.54%
DaVita, Inc. (a)	313	21,735
Patterson Companies, Inc.	998	22,625
Tenet Healthcare Corporation (a)	176	5,908
		50,268
Hotels, Restaurants & Leisure – 5.57%
Denny’s Corporation (a)	1,331	21,203
Hyatt Hotels Corporation, Class A	240	18,516
International Game Technology plc	296	6,879
MGM Resorts International	870	25,256

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2018

	Shares	Value
Hotels, Restaurants & Leisure – 5.57% (Continued)
Papa John’s International, Inc.	368	$18,665
Potbelly Corporation (a)	1,535	19,878
		110,397
Household Durables – 1.03%
Whirlpool Corporation	140	20,472

Independent Power and Renewable Electricity Producers – 0.44%
AES Corporation	643	8,623

Internet & Direct Marketing Retail – 0.90%
Groupon, Inc. (a)	4,167	17,918

IT Services – 1.81%
Alliance Data Systems Corporation	34	7,929
Fidelity National Information Services, Inc.	70	7,422
Leidos Holdings, Inc.	346	20,414
		35,765
Leisure Products – 0.36%
American Outdoor Brands Corporation (a)	599	7,206

Life Sciences Tools & Services – 1.06%
Waters Corporation (a)	108	20,908

Machinery – 0.77%
AGCO Corporation	127	7,711
Navistar International Corporation (a)	7	285
Trinity Industries, Inc.	212	7,263
		15,259
Media – 1.05%
AMC Networks, Inc., Class A (a)	199	12,378
Viacom, Inc., Class B	278	8,384
		20,762
Metals & Mining – 1.49%
Allegheny Technologies, Inc. (a)	251	6,305
Steel Dynamics, Inc.	165	7,582
SunCoke Energy, Inc. (a)	599	8,026
United States Steel Corporation	220	7,645
		29,558

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2018

	Shares	Value
Multiline Retail – 1.20%
Kohl’s Corporation	110	$8,019
Macy’s, Inc.	211	7,898
Target Corporation	102	7,764
		23,681
Oil, Gas & Consumable Fuels – 8.24%
Anadarko Petroleum Corporation	296	21,682
Arch Coal, Inc., Class A	248	19,451
Concho Resources, Inc. (a)	65	8,993
ConocoPhillips	121	8,424
Devon Energy Corporation	199	8,748
Hess Corporation	134	8,963
Laredo Petroleum, Inc. (a)	3,490	33,574
Marathon Oil Corporation	387	8,073
Noble Energy, Inc.	232	8,185
Oasis Petroleum, Inc. (a)	629	8,158
Renewable Energy Group, Inc. (a)	1,169	20,867
WPX Energy, Inc. (a)	454	8,185
		163,303
Professional Services – 0.96%
Navigant Consulting, Inc. (a)	855	18,930

Semiconductors & Semiconductor Equipment – 1.70%
Amkor Technology, Inc. (a)	887	7,619
KLA-Tencor Corporation	182	18,661
Micron Technology, Inc. (a)	141	7,394
		33,674
Software – 0.42%
SS&C Technologies Holdings, Inc.	162	8,408

Specialty Retail – 7.09%
Aaron’s, Inc.	503	21,855
The Children’s Place, Inc.	154	18,603
Express, Inc. (a)	1,878	17,184
The Michaels Companies, Inc. (a)	1,085	20,799
Sally Beauty Holdings, Inc. (a)	1,734	27,796
Shoe Carnival, Inc.	410	13,305
Urban Outfitters, Inc. (a)	472	21,028
		140,570

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2018

	Shares	Value
Technology Hardware, Storage & Peripherals – 0.79%
HP, Inc.	365	$8,282
Western Digital Corporation	96	7,431
		15,713
Textiles, Apparel & Luxury Goods – 2.36%
Deckers Outdoor Corporation (a)	176	19,869
Movado Group, Inc.	400	19,320
Perry Ellis International, Inc. (a)	280	7,607
		46,796
Trading Companies & Distributors – 1.42%
Herc Holdings, Inc. (a)	150	8,451
WESCO International, Inc. (a)	346	19,757
		28,208
Total Common Stocks
(Cost $1,259,207)		1,277,633

SHORT TERM INVESTMENTS – 38.18%
First American Government Obligations Fund, Class X, 1.81% (b)(c)	378,295	378,295
First American Treasury Obligations Fund, Class X, 1.79% (b)	378,295	378,295
Total Short Term Investments
(Cost $756,590)		756,590

Total Investments
(Cost $2,015,797) – 102.64%		2,034,223
Other Liabilities In Excess Of Assets – (2.64)%		(52,375)
Total Net Assets – 100.00%		$1,981,848

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
(c)	All or a portion of this security has been committed as collateral for open swap contracts. The total value of assets committed as collateral as of June 30, 2018 is $132,348.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Deutsche Bank	1-800-FLOWERS.COM,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	356	$4,464	$512
	Inc., Class A
Deutsche Bank	Acorda	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	169	4,847	1,127
	Therapeutics, Inc.
Deutsche Bank	Acushnet Holdings	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	185	4,521	279
	Corporation
Deutsche Bank	Adtalem Global	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	93	4,470	378
	Education, Inc.
Deutsche Bank	Aegion Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	173	4,451	155
Deutsche Bank	AGCO Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	69	4,186	(253)
Deutsche Bank	Aircastle Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	164	3,359	78
Deutsche Bank	Alcoa Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	94	4,402	(562)
Deutsche Bank	Alliance Data	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	21	4,893	(244)
	Systems Corporation
Deutsche Bank	Allison Transmission	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	108	4,369	(200)
	Holdings, Inc.
Deutsche Bank	Allscripts Healthcare	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	350	4,196	(262)
	Solutions, Inc.
Deutsche Bank	Alphabet, Inc., Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	4,513	217
Deutsche Bank	AMAG	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	168	3,273	(250)
	Pharmaceuticals, Inc.
Deutsche Bank	AMC Entertainment	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	224	3,559	189
	Holdings, Class A
Deutsche Bank	American Axle &	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	284	4,415	159
	Manufacturing
	Holdings, Inc.
Deutsche Bank	Amgen, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	24	4,426	15
Deutsche Bank	Amkor Technology, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	483	4,145	(360)
Deutsche Bank	AngioDynamics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	212	4,712	1,380
Deutsche Bank	Anixter	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	72	4,553	(736)
	International, Inc.
Deutsche Bank	ArcBest Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	94	4,292	(366)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Armstrong World	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	73	$4,610	$588
	Industries, Inc.
Deutsche Bank	ARRIS International plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	177	4,323	(280)
Deutsche Bank	Arrow Electronics, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	60	4,513	(12)
Deutsche Bank	Ascena Retail	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	749	2,983	374
	Group, Inc.
Deutsche Bank	Belden, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	81	4,951	493
Deutsche Bank	Biogen, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	15	4,349	(420)
Deutsche Bank	BioScrip, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,664	4,872	509
Deutsche Bank	Booz Allen Hamilton	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	4,370	465
	Holding Corporation
Deutsche Bank	Builders	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	236	4,312	(849)
	FirstSource, Inc.
Deutsche Bank	CA, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	125	4,453	261
Deutsche Bank	California Resources	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	116	5,270	3,566
	Corporation
Deutsche Bank	Cambrex Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	5,069	169
Deutsche Bank	Cardtronics plc, Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	174	4,204	128
Deutsche Bank	Carrols Restaurant	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	356	5,283	943
	Group, Inc.
Deutsche Bank	The Cheesecake	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	61	3,356	326
	Factory, Inc.
Deutsche Bank	Chesapeake Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,385	7,254	3,178
	Corporation
Deutsche Bank	Ciena Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	193	5,112	404
Deutsche Bank	Cirrus Logic, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	122	4,671	(1,480)
Deutsche Bank	Community Health	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,034	3,429	(651)
	Systems, Inc.
Deutsche Bank	Computer Programs	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	137	4,504	430
	& Systems, Inc.
Deutsche Bank	Comtech	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	140	4,460	515
	Telecommunications
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Covia Holdings	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	157	$2,912	$112
	Corporation
Deutsche Bank	Cracker Barrel Old	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	4,526	(180)
	Country Store, Inc.
Deutsche Bank	Dave & Buster’s	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	107	5,089	678
	Entertainment, Inc.
Deutsche Bank	Dean Foods Company	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	469	4,925	(96)
Deutsche Bank	Denbury Resources, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,029	4,947	2,229
Deutsche Bank	Donaldson Company, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	96	4,328	(160)
Deutsche Bank	Drive Shack, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	679	5,239	1,697
Deutsche Bank	DSW, Inc., Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	186	4,846	795
Deutsche Bank	Durect Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,229	3,473	(1,507)
Deutsche Bank	Endo International plc	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	585	5,513	1,114
Deutsche Bank	Endurance International	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	494	4,912	759
	Group Holdings, Inc.
Deutsche Bank	EnerSys	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	56	4,177	303
Deutsche Bank	Entravision	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,099	5,489	(1,094)
	Communications
	Corporation, Class A
Deutsche Bank	Exterran Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	165	4,128	(234)
Deutsche Bank	Freeport-McMoRan, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	260	4,484	(238)
Deutsche Bank	FTI Consulting, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	71	4,291	944
Deutsche Bank	GameStop Corporation,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	236	3,436	243
	Class A
Deutsche Bank	The Gap, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	155	5,017	455
Deutsche Bank	GNC Holdings, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,139	4,006	37
	Class A
Deutsche Bank	Greif, Inc., Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	76	4,048	(441)
Deutsche Bank	Hanesbrands, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	244	5,369	719
Deutsche Bank	Hillenbrand, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	96	4,523	212
Deutsche Bank	Huntsman Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	140	4,084	(571)
Deutsche Bank	Ingredion, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	40	4,447	(994)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Integer Holdings	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	68	$4,394	$1,336
	Corporation
Deutsche Bank	KEMET Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	211	5,092	1,396
Deutsche Bank	Kennametal, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	120	4,303	(1,264)
Deutsche Bank	The KeyW Holding	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	487	4,254	1,198
	Corporation
Deutsche Bank	Kforce, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	138	4,730	1,086
Deutsche Bank	Koppers Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	110	4,214	(1,048)
Deutsche Bank	Kraton Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	91	4,195	21
Deutsche Bank	Kronos Worldwide, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	180	4,052	(430)
Deutsche Bank	Lannett Company, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	241	3,273	(1,739)
Deutsche Bank	Lantheus Holdings, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	304	4,419	(956)
Deutsche Bank	LSC	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	354	5,539	521
	Communications, Inc.
Deutsche Bank	Luminex Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	157	4,643	1,459
Deutsche Bank	Mammoth Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	118	4,004	(386)
	Services, Inc.
Deutsche Bank	ManpowerGroup, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	49	4,212	(1,172)
Deutsche Bank	McDermott	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	184	3,612	(372)
	International, Inc.
Deutsche Bank	Meridian	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	301	4,782	407
	Bioscience, Inc.
Deutsche Bank	Meritor, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	213	4,377	(463)
Deutsche Bank	Micron	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	77	4,035	592
	Technology, Inc.
Deutsche Bank	Microstrategy, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	35	4,467	(197)
	Class A
Deutsche Bank	Molson Coors Brewing	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	73	4,962	(483)
	Company, Class B
Deutsche Bank	MSC Industrial Direct	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	49	4,154	(612)
	Company, Class A
Deutsche Bank	Navistar International	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	116	4,720	591
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	NCR Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	149	$4,462	$(891)
Deutsche Bank	Nuance	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	326	4,523	20
	Communications, Inc.
Deutsche Bank	ON Semiconductor	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	174	3,865	(626)
	Corporation
Deutsche Bank	Owens Corning	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	72	4,557	(1,659)
Deutsche Bank	Owens-Illinois, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	239	4,013	(1,304)
Deutsche Bank	Park-Ohio Holdings	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	112	4,173	(833)
	Corporation
Deutsche Bank	Patterson	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	214	4,847	43
	Companies, Inc.
Deutsche Bank	PBF Energy, Inc.,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	93	3,897	673
	Class A
Deutsche Bank	Performance Food	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	126	4,621	727
	Group Company
Deutsche Bank	Pilgrim’s Pride	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	231	4,645	(1,420)
	Corporation
Deutsche Bank	Pitney Bowes, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	499	4,272	(1,268)
Deutsche Bank	Platform Specialty	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	368	4,266	818
	Products Corporation
Deutsche Bank	Regal Beloit	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	56	4,593	309
	Corporation
Deutsche Bank	Regeneron	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	15	5,171	563
	Pharmaceuticals, Inc.
Deutsche Bank	Renewable Energy	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	257	4,584	68
	Group, Inc.
Deutsche Bank	RR Donnelley &	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	711	4,090	(1,787)
	Sons Company
Deutsche Bank	Six Flags Entertainment	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	68	4,760	237
	Corporation
Deutsche Bank	Snap-on, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	30	4,817	(281)
Deutsche Bank	Sonic Automotive,	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	211	4,356	487
	Inc., Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Steelcase, Inc., Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	307	$4,182	$(390)
Deutsche Bank	Sterling Construction	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	349	4,544	(16)
	Company
Deutsche Bank	Steven Madden Ltd.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	84	4,457	633
Deutsche Bank	SunCoke Energy, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	326	4,365	(132)
Deutsche Bank	Synopsys, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	50	4,275	(24)
Deutsche Bank	Tailored Brands, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	145	3,697	(302)
Deutsche Bank	Taylor Morrison Home	8/17/18	Pay	0.300% +1 Month LIBOR USD	Monthly	205	4,255	(979)
	Corporation, Class A
Deutsche Bank	Teekay Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	452	3,500	(399)
Deutsche Bank	Tenet Healthcare	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	127	4,261	1,966
	Corporation
Deutsche Bank	Tenneco, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	101	4,436	(119)
Deutsche Bank	Titan Machinery, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	258	4,007	(1,495)
Deutsche Bank	TiVo Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	315	4,233	(415)
Deutsche Bank	TransDigm Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	13	4,484	971
Deutsche Bank	tronc, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	277	4,782	(67)
Deutsche Bank	Unisys Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	369	4,756	191
Deutsche Bank	United Continental	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	65	4,529	68
	Holdings, Inc.
Deutsche Bank	United Natural	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	4,134	(414)
	Foods, Inc.
Deutsche Bank	United Therapeutics	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	42	4,747	(1,145)
	Corporation
Deutsche Bank	Varex Imaging	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	120	4,447	(268)
	Corporation
Deutsche Bank	Verint Systems, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	105	4,653	237
Deutsche Bank	VMware, Inc., Class A	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	3,965	498
Deutsche Bank	Web.com Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	227	5,864	1,070
Deutsche Bank	Western Digital	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	52	4,048	(40)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	XO Group, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	136	$4,350	$1,547
Deutsche Bank	Xperi Corporation	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	230	3,699	(1,233)
Deutsche Bank	YRC Worldwide, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	415	4,167	(309)
Deutsche Bank	ZAGG, Inc.	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	240	4,149	485
Deutsche Bank	Zebra Technologies	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	4,152	1,018
	Corporation, Class A
Deutsche Bank	Zimmer Biomet	8/17/18	Pay	0.300% + 1 Month LIBOR USD	Monthly	40	4,463	(393)
	Holdings, Inc.

SHORT EQUITY SWAP CONTRACTS
Deutsche Bank	2U, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(2,088)	(454)
Deutsche Bank	3D Systems Corporation	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(224)	(3,092)	(312)
Deutsche Bank	AAON, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(76)	(2,537)	252
Deutsche Bank	Abeona	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(112)	(12)
	Therapeutics, Inc.
Deutsche Bank	Abercrombie & Fitch	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(163)	(3,988)	(538)
	Company, Class A
Deutsche Bank	Acacia	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(417)	28
	Communications, Inc.
Deutsche Bank	Acadia	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(92)	11
	Pharmaceuticals, Inc.
Deutsche Bank	Accelerate	8/17/18	Pay	-17.000% + 1 Month LIBOR USD	Monthly	(177)	(3,972)	610
	Diagnostics, Inc.
Deutsche Bank	Accuray, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(424)	(1,737)	163
Deutsche Bank	Achaogen, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(30)	(260)	59
Deutsche Bank	Achillion	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(76)	14
	Pharmaceuticals, Inc.
Deutsche Bank	Aclaris	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(159)	(3,173)	366
	Therapeutics, Inc.
Deutsche Bank	Adamas	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(92)	(2,375)	(114)
	Pharmaceuticals, Inc.
Deutsche Bank	Adient plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(1,622)	624
Deutsche Bank	AECOM	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(30)	(990)	113

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Aerojet Rocketdyne	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	$(1,031)	$17
	Holdings, Inc.
Deutsche Bank	Agenus Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(75)	36
Deutsche Bank	Air Products &	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(2,351)	112
	Chemicals, Inc.
Deutsche Bank	AK Steel Holding	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(84)	(364)	13
	Corporation
Deutsche Bank	Akorn, Inc.	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(116)	(17)
Deutsche Bank	Alder	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(294)	(4,643)	(555)
	Biopharmaceuticals, Inc.
Deutsche Bank	Allergan plc	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(1,166)	(104)
Deutsche Bank	Alnylam	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(98)	(6)
	Pharmaceuticals, Inc.
Deutsche Bank	American Public	8/17/18	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(841)	2
	Education, Inc.
Deutsche Bank	American Railcar	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(37)	(1,460)	10
	Industries, Inc.
Deutsche Bank	AmerisourceBergen	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(12)	(1,023)	(17)
	Corporation
Deutsche Bank	Amicus Therapeutics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(49)	(765)	(31)
Deutsche Bank	Amneal	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(82)	12
	Pharmaceuticals, Inc.
Deutsche Bank	Antares Pharma, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(909)	(2,344)	(352)
Deutsche Bank	Archer-Daniels-	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(23)	(1,053)	(110)
	Midland Company
Deutsche Bank	Ardmore Shipping	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(124)	(1,016)	(21)
	Corporation
Deutsche Bank	Arena	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1)	(44)	(8)
	Pharmaceuticals, Inc.
Deutsche Bank	Arista Networks, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(2,316)	63
Deutsche Bank	Armstrong	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(181)	(2,539)	411
	Flooring, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Ashland Global	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(13)	$(1,016)	$5
	Holdings, Inc.
Deutsche Bank	At Home Group, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(25)	(978)	(193)
Deutsche Bank	Atara	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(7)	(257)	33
	Biotherapeutics, Inc.
Deutsche Bank	Athersys, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(36)	(71)	22
Deutsche Bank	Audentes	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(76)	(8)
	Therapeutics, Inc.
Deutsche Bank	AVX Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(66)	(1,033)	94
Deutsche Bank	Axon Enterprise, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(36)	(2,274)	(1,209)
Deutsche Bank	B&G Foods, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(19)	(577)	(61)
Deutsche Bank	Babcock & Wilcox	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,107)	(2,633)	196
	Enterprises, Inc.
Deutsche Bank	Badger Meter, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(54)	(2,412)	56
Deutsche Bank	Baker Hughes,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(29)	(957)	(52)
	a GE Company
Deutsche Bank	Balchem Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(24)	(2,354)	531)
Deutsche Bank	Basic Energy	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(7)	(78)	9
	Services, Inc.
Deutsche Bank	Bassett Furniture	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(85)	(2,340)	48
	Industries, Inc.
Deutsche Bank	Beacon Roofing	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(193)	(8,218)	3,191
	Supply, Inc.
Deutsche Bank	Beazer Homes	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(577)	(8,503)	2,653
	USA, Inc.
Deutsche Bank	Bellicum	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(7)	(52)	7
	Pharmaceuticals, Inc.
Deutsche Bank	Belmond Ltd, Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(197)	(2,195)	229
Deutsche Bank	Benefitfocus, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(13)	(437)	(129)
Deutsche Bank	Big Lots, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(33)	(1,378)	276
Deutsche Bank	Biglari Holdings, Inc.,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(11)	(2,017)	279
	Class B

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Blackline, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(56)	$(2,431)	$(547)
Deutsche Bank	Blueprint Medicines	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1)	(63)	25
	Corporation
Deutsche Bank	Boot Barn Holdings, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(35)	(726)	(102)
Deutsche Bank	The Boston Beer	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(599)	(275)
	Company, Inc., Class A
Deutsche Bank	Box, Inc., Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(90)	(2,248)	(419)
Deutsche Bank	Brinker	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(30)	(1,427)	(261)
	International, Inc.
Deutsche Bank	Bristow Group, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(451)	(6,360)	(402)
Deutsche Bank	The Buckle, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(52)	(1,398)	(255)
Deutsche Bank	Bunge Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(14)	(975)	23
Deutsche Bank	BWX Technologies, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(35)	(2,180)	(54)
Deutsche Bank	Cabot Oil & Gas	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(44)	(1,046)	141
	Corporation
Deutsche Bank	Caesars Entertainment	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(728)	(7,784)	955
	Corporation
Deutsche Bank	CAI International, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(35)	(813)	(98)
Deutsche Bank	Calavo Growers, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(577)	(63)
Deutsche Bank	Callon Petroleum	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(141)	(1,513)	67
	Company
Deutsche Bank	Cal-Maine Foods, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(50)	(2,291)	(128)
Deutsche Bank	Camping World	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(67)	(1,673)	(407)
	Holdings, Inc., Class A
Deutsche Bank	Cara Therapeutics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(172)	(55)
Deutsche Bank	Carpenter Technology	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(17)	(893)	(34)
	Corporation
Deutsche Bank	Carriage Services, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(244)	(5,986)	8
Deutsche Bank	Cass Information	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(16)	(1,101)	(166)
	Systems, Inc.
Deutsche Bank	Catalyst	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(27)	(84)	13
	Pharmaceuticals, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	The Cato	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(103)	$(2,535)	$(891)
	Corporation, Class A
Deutsche Bank	Cavco Industries, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(11)	(2,283)	(599)
Deutsche Bank	CBIZ, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(48)	(1,103)	(318)
Deutsche Bank	Century Aluminum	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(44)	(692)	154
	Company
Deutsche Bank	Cerus Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(372)	(2,480)	(1,053)
Deutsche Bank	CF Industries	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(25)	(1,109)	(66)
	Holdings, Inc.
Deutsche Bank	Charter	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(7)	(2,051)	317
	Communications,
	Inc., Class A
Deutsche Bank	ChemoCentryx, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(66)	(16)
Deutsche Bank	Chipotle Mexican	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(2,156)	(610)
	Grill, Inc.
Deutsche Bank	Cincinnati Bell, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(643)	(10,088)	668
Deutsche Bank	CIRCOR	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(55)	(2,031)	586
	International, Inc.
Deutsche Bank	Clean Energy Fuels	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(818)	(3,017)	(647)
	Corporation
Deutsche Bank	Clearside	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(64)	(4)
	Biomedical, Inc.
Deutsche Bank	Clearwater Paper	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(35)	(808)	453
	Corporation
Deutsche Bank	Cloud Peak Energy, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(197)	(687)	76
Deutsche Bank	Clovis Oncology, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(14)	(636)	154
Deutsche Bank	Cognex Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(51)	(2,273)	800
Deutsche Bank	Coherus Biosciences, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(42)	(12)
Deutsche Bank	Collegium	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(71)	—
	Pharmaceutical, Inc.
Deutsche Bank	Columbia	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(27)	(2,468)	(65)
	Sportswear Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Compass Minerals	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(15)	$(986)	$(2)
	International, Inc.
Deutsche Bank	Concert	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(84)	17
	Pharmaceuticals, Inc.
Deutsche Bank	Conn’s, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(89)	(2,935)	(128)
Deutsche Bank	Copa Holdings	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(22)	(2,080)	881
	SA, Class A
Deutsche Bank	Corbus	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(17)	(86)	26
	Pharmaceuticals
	Holdings, Inc.
Deutsche Bank	Corcept	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(94)	—
	Therpeutics, Inc.
Deutsche Bank	Costamare, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(136)	(1,085)	(256)
Deutsche Bank	CoStar Group, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(2,474)	(361)
Deutsche Bank	Coupa Software, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(44)	(2,738)	(1,308)
Deutsche Bank	Covanta Holding	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(62)	(1,038)	(37)
	Corporation
Deutsche Bank	Cree, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(60)	(2,493)	(302)
Deutsche Bank	Cutera, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(81)	7
Deutsche Bank	CVR Energy, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(13)	(481)	(96)
Deutsche Bank	Cytokinetics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(12)	(100)	(7)
Deutsche Bank	Del Frisco’s Restaurant	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(179)	(2,254)	119
	Group, Inc.
Deutsche Bank	Dermira, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(55)	(9)
Deutsche Bank	Diebold Nixdord, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(43)	(513)	127
Deutsche Bank	Digimarc Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(80)	(2,142)	463
Deutsche Bank	Dillards, Inc., Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(15)	(1,418)	(492)
Deutsche Bank	Diplomat Pharmacy, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(102)	(2,606)	(482)
Deutsche Bank	Discovery, Inc., Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(418)	(11,489)	(2,011)
Deutsche Bank	Dorian LPG Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(108)	(825)	78
Deutsche Bank	Dorman Products, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(36)	(2,458)	(8)
Deutsche Bank	Dril-Quip, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(21)	(1,079)	(74)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Dynavax Technologies	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(147)	$(2,240)	$115
	Corporation
Deutsche Bank	e.l.f. Beauty, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(28)	(426)	112
Deutsche Bank	Ecolab, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(17)	(2,391)	65
Deutsche Bank	Editas Medicine, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(72)	(3)
Deutsche Bank	Eldorado Resorts, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(29)	(1,133)	186
Deutsche Bank	Electro Scientific	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(79)	11
	Industries, Inc.
Deutsche Bank	Electronics For	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(65)	(11)
	Imaging, Inc.
Deutsche Bank	Endologix, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(19)	(107)	(19)
Deutsche Bank	Energy Recovery, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(366)	(2,955)	18
Deutsche Bank	Ensco plc, Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(236)	(1,713)	(621)
Deutsche Bank	Entercom	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(252)	(1,902)	(197)
	Communications
	Corporation, Class A
Deutsche Bank	Envision Healthcare	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(10)	(440)	(68)
	Corporation
Deutsche Bank	EPAM Systems, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(19)	(2,361)	(236)
Deutsche Bank	Epizyme, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(54)	12
Deutsche Bank	Eros International plc	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(238)	(3,092)	(595)
Deutsche Bank	Esperion	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(8)	(313)	(15)
	Therapeutics, Inc.
Deutsche Bank	Essendant, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(179)	(2,390)	(883)
Deutsche Bank	Everi Holdings, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(464)	(3,339)	(242)
Deutsche Bank	Evolent Health,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(140)	(2,946)	(1,008)
	Inc., Class A
Deutsche Bank	Extraction Oil	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(468)	(6,871)	(862)
	& Gas, Inc.
Deutsche Bank	Farmer Brothers	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(79)	(2,412)	29
	Company
Deutsche Bank	FARO Technologies, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(44)	(2,390)	13
Deutsche Bank	Fate Therapeutics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(68)	2

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	FibroGen, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	$(125)	$(16)
Deutsche Bank	Finisar Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(26)	(468)	(74)
Deutsche Bank	FireEye, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(142)	(2,184)	(56)
Deutsche Bank	First Data	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(53)	(1,109)	(150)
	Corporation, Class A
Deutsche Bank	First Solar, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(14)	(737)	168
Deutsche Bank	Five Below, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(33)	(3,223)	(927)
Deutsche Bank	Five Prime	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(63)	13
	Therapeutics, Inc.
Deutsche Bank	Flexion	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(104)	(2,687)	(130)
	Therapeutics, Inc.
Deutsche Bank	Flowserve Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(65)	(2,636)	227
Deutsche Bank	Fluor Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(70)	(3,415)	93
Deutsche Bank	Ford Motor Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(152)	(1,681)	134
Deutsche Bank	Forum Energy	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(72)	(889)	27
	Technologies, Inc.
Deutsche Bank	Fossil Group, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(35)	(940)	(501)
Deutsche Bank	Foundation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1)	(137)	(57)
	Medicine, Inc.
Deutsche Bank	Fox Factory Holding	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(59)	(2,745)	(469)
	Corporation
Deutsche Bank	Franklin Covey	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(84)	(2,061)	304
	Company
Deutsche Bank	Frank’s	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(470)	(3,664)	(568)
	International NV
Deutsche Bank	Freshpet, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(105)	(2,881)	(888)
Deutsche Bank	Frontier	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(38)	(203)	84
	Communications
	Corporation
Deutsche Bank	FutureFuel Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(75)	(1,050)	(80)
Deutsche Bank	Gartner, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(18)	(2,391)	(209)
Deutsche Bank	GasLog Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(57)	(1,088)	(139)
Deutsche Bank	GATX Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(14)	(1,039)	(96)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	General Electric	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(72)	$(988)	$181
	Company
Deutsche Bank	General Motors	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(41)	(1,614)	93
	Company
Deutsche Bank	GenMark	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(335)	(2,136)	(450)
	Diagnostics, Inc.
Deutsche Bank	Geron Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(62)	(213)	25
Deutsche Bank	Global Blood	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(90)	13
	Therapeutics, Inc.
Deutsche Bank	Globalstar, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,202)	(588)	355
Deutsche Bank	Gogo, Inc.	8/17/18	Pay	-10.250% 1 Month LIBOR USD	Monthly	(86)	(420)	204
Deutsche Bank	Golar LNG Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(129)	(3,804)	29
Deutsche Bank	Gray Television, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(163)	(2,574)	(86)
Deutsche Bank	Great Lakes Dredge &	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(660)	(3,463)	(450)
	Dock Corporation
Deutsche Bank	Green Plains, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(48)	(878)	(1)
Deutsche Bank	The Greenbrier	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(11)	(580)	(98)
	Companies, Inc.
Deutsche Bank	Griffon Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(348)	(6,190)	476
Deutsche Bank	Guess?, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(118)	(2,523)	191
Deutsche Bank	H&E Equipment	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(226)	(8,494)	183
	Services, Inc.
Deutsche Bank	Halcon Resources	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(133)	(583)	12
	Corporation
Deutsche Bank	Halliburton Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(21)	(946)	72
Deutsche Bank	Harmonic Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(27)	(115)	(12)
Deutsche Bank	Hawaiian Electric	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(30)	(1,028)	13
	Industries, Inc.
Deutsche Bank	Haynes	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(78)	(2,864)	(179)
	International, Inc.
Deutsche Bank	Healthcare Services	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(66)	(2,848)	401
	Group, Inc.
Deutsche Bank	HealthEquity, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(32)	(2,402)	(288)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Heartland Express, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(125)	$(2,319)	$533
Deutsche Bank	Hecla Mining Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(271)	(942)	134
Deutsche Bank	Helix Energy Solutions	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(132)	(1,099)	(305)
	Group, Inc.
Deutsche Bank	Helmerich & Payne, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(16)	(1,019)	66
Deutsche Bank	Heron Therapeutics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(117)	(34)
Deutsche Bank	Hertz Global	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(18)	(276)	44
	Holdings, Inc.
Deutsche Bank	Hess Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(39)	(2,608)	(844)
Deutsche Bank	Hewlett Packard	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(65)	(956)	136
	Enterprise
Deutsche Bank	Hibbett Sports, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(74)	(1,694)	(82)
Deutsche Bank	Highpoint Resources	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(15)	(91)	15
	Corporation
Deutsche Bank	Hill International, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(424)	(2,500)	(96)
Deutsche Bank	Horizon Pharma plc	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(61)	(1,010)	(137)
Deutsche Bank	Hortonworks, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(133)	(2,421)	329
Deutsche Bank	Houghton Mifflin	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(352)	(2,691)	418
	Harcourt Company
Deutsche Bank	HRG Group, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(77)	(1,007)	93
Deutsche Bank	Ichor Holdings, Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(16)	(339)	48
Deutsche Bank	Idera	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(39)	(51)	19
	Pharmaceuticals, Inc.
Deutsche Bank	Immersion Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(62)	(17)
Deutsche Bank	ImmunoGen, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(49)	8
Deutsche Bank	Immunomedics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(147)	(3,478)	(1,172)
Deutsche Bank	Impinj, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(163)	(3,602)	(646)
Deutsche Bank	Infinera Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(10)	(99)	(1)
Deutsche Bank	Inphi Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(15)	(489)	(78)
Deutsche Bank	Installed Building	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(39)	(2,204)	179
	Products, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Intellia	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	$(55)	$(4)
	Therapeutics, Inc.
Deutsche Bank	International	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(164)	(3,793)	(960)
	Seaways, Inc.
Deutsche Bank	Interncept	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(503)	(135)
	Pharmaceuticals, Inc.
Deutsche Bank	Intra-Cellular	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(71)	7
	Therapies, Inc.
Deutsche Bank	Intrepid Potash, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(687)	(2,815)	168
Deutsche Bank	Intrexon Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(24)	(334)	22
Deutsche Bank	Invacare Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(424)	(7,882)	(651)
Deutsche Bank	Invitae Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(12)	(88)	(28)
Deutsche Bank	Iovance	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(64)	20
	Biotherapeutics, Inc.
Deutsche Bank	iRhythm	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(31)	(2,514)	(717)
	Technologies, Inc.
Deutsche Bank	Iridium	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(552)	(8,883)	(2,726)
	Communications, Inc.
Deutsche Bank	iRobot Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(32)	(2,423)	(89)
Deutsche Bank	J.C. Penney	8/17/18	Pay	-2.900% 1 Month LIBOR USD	Monthly	(1,741)	(4,075)	371
	Company, Inc.
Deutsche Bank	KBR, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(55)	(989)	(1)
Deutsche Bank	Keryx	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,239)	(4,654)	1,646
	Biopharmaceuticals, Inc.
Deutsche Bank	Kinder Morgan, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(60)	(1,060)	(33)
Deutsche Bank	Klondex Mines Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(18)	(42)	2
Deutsche Bank	The Kraft Heinz	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(17)	(1,067)	129
	Company
Deutsche Bank	Kratos Defense &	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(895)	(10,295)	(751)
	Security Solutions, Inc.
Deutsche Bank	L3 Technologies, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(961)	22
Deutsche Bank	La Jolla Pharmaceutical	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(90)	(2,623)	250
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Lennar Corporation,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(34)	$(1,784)	$380
	Class A
Deutsche Bank	Lexicon	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(39)	(468)	(152)
	Pharmaceuticals, Inc.
Deutsche Bank	The Liberty Braves	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(71)	(1,835)	(237)
	Group,Class C
Deutsche Bank	The Liberty Formula	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(129)	(4,787)	(978)
	One Group, Class C
Deutsche Bank	The Liberty Sirius	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(38)	(1,723)	(241)
	XM Group, Class C
Deutsche Bank	The Liberty TripAdvisor	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(55)	(885)	(376)
	Holdings, Inc., Class A
Deutsche Bank	Limoneira Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(41)	(1,008)	(134)
Deutsche Bank	Live Nation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(54)	(2,621)	(339)
	Entertainment, Inc.
Deutsche Bank	Lockheed Martin	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(886)	89
	Corporation
Deutsche Bank	Lululemon Athletica, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(19)	(2,371)	(692)
Deutsche Bank	Lumber Liquidators	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(152)	(3,698)	683
	Holdings, Inc.
Deutsche Bank	M/I Homes, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(153)	(4,048)	985
Deutsche Bank	MACOM Technology	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(14)	(322)	(44)
	Solutions Holdings, Inc.
Deutsche Bank	The Madison Square	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(2,790)	(892)
	Garden Company,
	Class A
Deutsche Bank	Magellan Health, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(97)	(9,301)	(34)
Deutsche Bank	Mallinckrodt plc	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(70)	(1,306)	(343)
Deutsche Bank	The Manitowoc	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(108)	(2,790)	1,020
	Company, Inc.
Deutsche Bank	MarineMax, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(37)	(701)	137
Deutsche Bank	Martin Marietta	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(893)	(91)
	Materials, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Match Group, Inc.	8/17/18	Pay	-5.000% 1 Month LIBOR USD	Monthly	(95)	$(3,684)	$(147)
Deutsche Bank	Mattel, Inc.	8/17/18	Receive	-0.500% 1 Month LIBOR USD	Monthly	(151)	(2,478)	(141)
Deutsche Bank	The Medicines	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(114)	(4,181)	(413)
	Company
Deutsche Bank	MediciNova, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(72)	21
Deutsche Bank	Meredith Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(200)	(10,193)	1,076
Deutsche Bank	Meritage Homes	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(39)	(1,713)	304
	Corporation
Deutsche Bank	Mesa Laboratories, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(15)	(3,165)	(703)
Deutsche Bank	MGP Ingredients, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(27)	(2,396)	(83)
Deutsche Bank	MiMedx Group, Inc.	8/17/18	Pay	-25.500% 1 Month LIBOR USD	Monthly	(35)	(226)	28
Deutsche Bank	Minerva	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(74)	4
	Neurosciences, Inc.
Deutsche Bank	Monolithic Power	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(21)	(2,812)	(340)
	Systems, Inc.
Deutsche Bank	The Mosaic Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(36)	(1,009)	(64)
Deutsche Bank	MRC Global, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(115)	(2,491)	(478)
Deutsche Bank	Multi-Color Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(114)	(7,365)	807
Deutsche Bank	Myers Industries, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(239)	(4,618)	339
Deutsche Bank	Myriad Genetics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(13)	(486)	(122)
Deutsche Bank	Nabor Industries Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,231)	(7,958)	1,239
Deutsche Bank	Nanostring	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(7)	(96)	(4)
	Technologies, Inc.
Deutsche Bank	Natera, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(10)	(188)	(90)
Deutsche Bank	National Beverage	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(641)	(67)
	Corporation
Deutsche Bank	National Oilwell	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(81)	(3,513)	(464)
	Varco, Inc.
Deutsche Bank	Natural Gas Services	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(44)	(1,038)	109
	Group, Inc.
Deutsche Bank	Nektar Therapeutics	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1)	(49)	50
Deutsche Bank	NeoPhotonics	8/17/18	Pay	-10.000% 1 Month LIBOR USD	Monthly	(465)	(2,906)	213
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	NN, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(47)	$(888)	$109
Deutsche Bank	Noble Corporation plc	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(274)	(1,734)	(661)
Deutsche Bank	Nordic American	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1,398)	(3,745)	(695)
	Tankers Ltd.
Deutsche Bank	NOW, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(171)	(2,278)	(294)
Deutsche Bank	NRG Yield, Inc.,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(59)	(1,014)	54
	Class C
Deutsche Bank	Nutanix, Inc., Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(42)	(2,164)	185
Deutsche Bank	Nutrisystem, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(33)	(1,270)	(49)
Deutsche Bank	Oceaneering	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(143)	(3,639)	(384)
	International, Inc.
Deutsche Bank	Oil States	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(29)	(930)	(115)
	International, Inc.
Deutsche Bank	Olin Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(31)	(890)	184
Deutsche Bank	Ollie’s Bargain Outlet	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(34)	(2,464)	(405)
	Holdings, Inc.
Deutsche Bank	Omega Flex, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(38)	(3,014)	(373)
Deutsche Bank	Omeros Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(91)	(41)
Deutsche Bank	OPKO Health, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(127)	(597)	(199)
Deutsche Bank	OraSure	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(99)	3
	Technologies, Inc.
Deutsche Bank	Ormat	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(20)	(1,063)	113
	Technologies, Inc.
Deutsche Bank	Overstock.com, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(26)	(874)	745
Deutsche Bank	P.H. Glatfelter Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(57)	(1,116)	44
Deutsche Bank	Pacific Biosciences	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(940)	(3,335)	(836)
	of California, Inc.
Deutsche Bank	Palo Alto Networks, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(11)	(2,259)	(111)
Deutsche Bank	Pandora Media, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(61)	(481)	(220)
Deutsche Bank	Par Pacific Holdings, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(430)	(7,468)	654
Deutsche Bank	Paratek	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(594)	(6,054)	481
	Pharmaceuticals, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Park Electrochemical	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(164)	$(3,801)	$(608)
	Corporation
Deutsche Bank	Parsley Energy, Inc.,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(36)	(1,089)	(45)
	Class A
Deutsche Bank	Pattern Energy Group,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(54)	(1,035)	24
	Inc., Class A
Deutsche Bank	pdvWireless, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(36)	(898)	111
Deutsche Bank	PetMed Express, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(31)	(1,365)	(41)
Deutsche Bank	Photronics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(114)	(909)	50
Deutsche Bank	Pieris	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(16)	(81)	13
	Pharmaceuticals, Inc.
Deutsche Bank	Pioneer Energy	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(14)	(82)	(30)
	Services Corporation
Deutsche Bank	Plug Power, Inc.	8/17/18	Pay	-17.000% 1 Month LIBOR USD	Monthly	(4,166)	(8,456)	(819)
Deutsche Bank	Portola	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(75)	(3)
	Pharmaceuticals, Inc.
Deutsche Bank	Powell Industries, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(29)	(1,009)	(128)
Deutsche Bank	PriceSmart, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(56)	(5,065)	(475)
Deutsche Bank	PROS Holdings, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(67)	(2,449)	(579)
Deutsche Bank	Prothena Corporation plc	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(58)	(8)
Deutsche Bank	Proto Labs, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(22)	(2,615)	(120)
Deutsche Bank	The Providence	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(32)	(2,512)	(182)
	Service Corporation
Deutsche Bank	PTC Therapeutics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(101)	(26)
Deutsche Bank	Puma Biotechnology, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(118)	(14)
Deutsche Bank	QEP Resources, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(682)	(8,357)	(1,392)
Deutsche Bank	Quaker Chemical	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(15)	(2,322)	(94)
	Corporation
Deutsche Bank	QuinStreet, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(51)	0
Deutsche Bank	Quotient Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(378)	(3,034)	(292)
Deutsche Bank	R1 RCM, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(408)	(3,540)	(620)
Deutsche Bank	Radius Health, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(46)	(1,355)	9

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Range Resources	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(35)	$(585)	$(106)
	Corporation
Deutsche Bank	Rapid7, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(74)	(2,087)	25
Deutsche Bank	Rayonier Advanced	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(56)	(956)	133
	Materials, Inc.
Deutsche Bank	Reata Pharmaceuticals,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(105)	(39)
	Inc., Class A
Deutsche Bank	Red Robin Gourmet	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(25)	(1,164)	175
	Burgers, Inc.
Deutsche Bank	REGENXBIO, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1)	(72)	(43)
Deutsche Bank	Regis Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(138)	(2,281)	(109)
Deutsche Bank	Rent-A-Center, Inc.	8/17/18	Pay	-25.000% 1 Month LIBOR USD	Monthly	(364)	(5,388)	(1,802)
Deutsche Bank	Resolute Energy	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(14)	(437)	8
	Corporation
Deutsche Bank	Revance	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(110)	8
	Therapeutics, Inc.
Deutsche Bank	REX American	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(13)	(1,052)	(106)
	Resources Corporation
Deutsche Bank	Rexnord Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(270)	(7,842)	(768)
Deutsche Bank	RH	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(18)	(2,513)	(806)
Deutsche Bank	Rigel	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(23)	(65)	14
	Pharmaceuticals, Inc.
Deutsche Bank	Rockwell Medical, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(608)	(2,995)	69
Deutsche Bank	Rollins, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(48)	(2,522)	(286)
Deutsche Bank	Rowan Companies	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(64)	(1,038)	(287)
	plc, Class A
Deutsche Bank	Royal Gold, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(37)	(3,433)	(192)
Deutsche Bank	RPC, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(34)	(495)	130
Deutsche Bank	Saia, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(29)	(2,343)	(319)
Deutsche Bank	Sanchez Energy	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(226)	(1,021)	(165)
	Corporation
Deutsche Bank	Sanderson Farms, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(525)	63

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Sangamo	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	$(71)	$11
	Therapeutics, Inc.
Deutsche Bank	Sanmina Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(34)	(996)	4
Deutsche Bank	Schlumberger Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(15)	(1,012)	11
Deutsche Bank	Scorpio Bulkers, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(114)	(809)	63
Deutsche Bank	Scorpio Tankers, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(316)	(887)	(113)
Deutsche Bank	SeaWorld	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(71)	(1,549)	(551)
	Entertainment, Inc.
Deutsche Bank	Service Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(48)	(1,717)	102
	International
Deutsche Bank	ServiceSource	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(564)	(2,221)	(97)
	International, Inc.
Deutsche Bank	Shake Shack, Inc.,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(62)	(4,101)	(1,261)
	Class A
Deutsche Bank	Ship Finance	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(69)	(1,031)	19
	International Ltd.
Deutsche Bank	Sientra, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(5)	(97)	(4)
Deutsche Bank	SiteOne Landscape	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(30)	(2,518)	(459)
	Supply, Inc.
Deutsche Bank	Skechers U.S.A., Inc.,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(30)	(900)	(56)
	Class A
Deutsche Bank	SM Energy Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(43)	(1,104)	(152)
Deutsche Bank	Southwestern Energy	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(727)	(3,851)	(807)
	Company
Deutsche Bank	Spark Therapeutics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(1)	(83)	(23)
Deutsche Bank	Spectrum	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(63)	(7)
	Pharmaceuticals, Inc.
Deutsche Bank	Splunk, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(21)	(2,080)	308
Deutsche Bank	SPX Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(78)	(2,732)	(360)
Deutsche Bank	Square, Inc., Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(40)	(2,464)	(58)
Deutsche Bank	SRC Energy, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(604)	(6,653)	(1,311)
Deutsche Bank	Stemline	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(96)	4
	Therapeutics, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Strongbridge	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(92)	$(552)	$60
	Biopharma plc
Deutsche Bank	Sturm Ruger &	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(21)	(1,175)	(61)
	Company, Inc.
Deutsche Bank	Sunrun, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(63)	(828)	(373)
Deutsche Bank	Superior Energy	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(778)	(7,573)	60
	Services, Inc.
Deutsche Bank	Superior Industries	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(585)	(10,466)	(2,031)
	International, Inc.
Deutsche Bank	Surgery Partners, Inc.	8/17/18	Pay	-6.000% 1 Month LIBOR USD	Monthly	(322)	(4,805)	(60)
Deutsche Bank	Synaptics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(83)	(4,178)	(637)
Deutsche Bank	Syros	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(41)	9
	Pharmaceuticals, Inc.
Deutsche Bank	Tabula Rasa	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(128)	(64)
	HealthCare, Inc.
Deutsche Bank	Tactile Systems	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(468)	(190)
	Technology, Inc.
Deutsche Bank	Tahoe Resources, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(114)	(561)	11
Deutsche Bank	Talos Energy, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(96)	9
Deutsche Bank	Team, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(395)	(9,121)	(3,392)
Deutsche Bank	Teladoc, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(57)	(3,307)	(1,148)
Deutsche Bank	Tellurian, Inc.	8/17/18	Pay	-28.500% 1 Month LIBOR USD	Monthly	(217)	(1,829)	592
Deutsche Bank	Tempur Sealy	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(28)	(1,345)	(99)
	International, Inc.
Deutsche Bank	TerraForm Power,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(734)	(8,582)	(326)
	Inc., Class A
Deutsche Bank	TESARO, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(400)	79
Deutsche Bank	Tesla, Inc.	8/17/18	Pay	-2.950% 1 Month LIBOR USD	Monthly	(11)	(3,773)	(512)
Deutsche Bank	TETRA	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(225)	(1,001)	(81)
	Technologies, Inc.
Deutsche Bank	Textainer Group	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(49)	(779)	120
	Holdings Ltd.
Deutsche Bank	TG Therapeutics, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(79)	5

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	TherapeuticsMD, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(170)	$(1,060)	$(109)
Deutsche Bank	Theravance	8/17/18	Receive	-1.250% 1 Month LIBOR USD	Monthly	(36)	(816)	104
	Biopharma, Inc.
Deutsche Bank	Tile Shop	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(436)	(3,355)	(459)
	Holdings, Inc.
Deutsche Bank	TimkenSteel	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(189)	(3,088)	9
	Corporation
Deutsche Bank	Tootsie Roll	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(18)	(557)	4
	Industries, Inc.
Deutsche Bank	The Trade Desk,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(4)	(375)	(183)
	Inc., Class A
Deutsche Bank	Transocean Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(79)	(1,061)	(215)
Deutsche Bank	Trecora Resources	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(72)	(1,069)	(50)
Deutsche Bank	Trex Company, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(40)	(2,502)	(134)
Deutsche Bank	TriMas Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(274)	(8,051)	(774)
Deutsche Bank	Triton	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(29)	(888)	119
	International Ltd.
Deutsche Bank	Triumph Group, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(163)	(3,192)	314
Deutsche Bank	Tronox Ltd., Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(416)	(8,182)	(707)
Deutsche Bank	TTM Technologies	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(444)	(7,823)	(900)
Deutsche Bank	Tucows, Inc., Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(8)	(485)	(23)
Deutsche Bank	Tutor Perini Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(51)	(940)	87
Deutsche Bank	Twin Disc, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(96)	(2,381)	281
Deutsche Bank	U.S. Concrete, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(472)	138
Deutsche Bank	Ubiquiti Networks, Inc.	8/17/18	Pay	-31.000% 1 Month LIBOR USD	Monthly	(5)	(428)	(7)
Deutsche Bank	Ultragenyx	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(32)	(2,459)	(907)
	Pharmaceutical, Inc.
Deutsche Bank	Under Armour,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(60)	(1,348)	(455)
	Inc., Class A
Deutsche Bank	Universal Display	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(29)	(2,491)	1,829
	Corporation
Deutsche Bank	USA Technologies, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(176)	(2,463)	(112)
Deutsche Bank	Vectrus, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(92)	14

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Veeco Instruments, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	$(85)	$19
Deutsche Bank	Veritiv Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(3)	(119)	(20)
Deutsche Bank	Verso Corporation,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(39)	(848)	(211)
	Class A
Deutsche Bank	Viad Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(19)	(1,032)	5
Deutsche Bank	ViaSat, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(38)	(2,496)	(66)
Deutsche Bank	Vicor Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(87)	(38)
Deutsche Bank	ViewRay, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(473)	(3,271)	248
Deutsche Bank	Virtusa Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(48)	(2,335)	(57)
Deutsche Bank	Voyager	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(2)	(39)	10
	Therapeutics, Inc.
Deutsche Bank	VSE Corporation	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(20)	(955)	13
Deutsche Bank	Vulcan Materials	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(8)	(1,032)	(17)
	Company
Deutsche Bank	W&T Offshore, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(16)	(114)	(8)
Deutsche Bank	Wabash National	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(396)	(7,384)	972
	Corporation
Deutsche Bank	WaVe Life Sciences Ltd.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(9)	(344)	74
Deutsche Bank	Wayfair, Inc., Class A	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(37)	(4,393)	(2,093)
Deutsche Bank	Weatherford	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(253)	(832)	(202)
	International plc
Deutsche Bank	Weight Watchers	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(11)	(1,112)	(415)
	International, Inc.
Deutsche Bank	Werner	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(13)	(489)	27
	Enterprises, Inc.
Deutsche Bank	WestRock Company	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(17)	(969)	121
Deutsche Bank	WEX, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(6)	(1,142)	(232)
Deutsche Bank	Whiting Petroleum	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(129)	(6,798)	(2,291)
	Corporation
Deutsche Bank	William Lyon Homes,	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(364)	(8,438)	1,309
	Class A
Deutsche Bank	The Williams	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(38)	(1,029)	77
	Companies, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2018

						Number of		Unrealized
		Maturity	Pay/Receive		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Williams-Sonoma, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(24)	$(1,472)	$(225)
Deutsche Bank	Wingstop, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(47)	(2,448)	(129)
Deutsche Bank	WPX Energy, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(130)	(2,342)	6
Deutsche Bank	Zendesk, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(42)	(2,288)	(826)
Deutsche Bank	ZIOPHARM	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(98)	(296)	86
	Oncology, Inc.
Deutsche Bank	Zogenix, Inc.	8/17/18	Receive	-0.250% 1 Month LIBOR USD	Monthly	(63)	(2,783)	(413)
								$(35,699)

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
LIBOR – London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Assets and Liabilities (Unaudited)
June 30, 2018

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
ASSETS:
Investments, at value
(Cost $15,299,550, $1,736,619,
$2,015,797, respectively)	$15,446,994	$1,724,356	$2,034,223
Cash	330,291	47,239	15,670
Receivable from brokers for
securities sold short	2,569,080	—	—
Deposits at broker	747,298	346,596	—
Receivable for investments sold	58,664	4,435	155
Receivable for swap contracts	—	45,832	—
Receivable from Adviser
expense reimbursement	6,988	9,556	12,126
Dividends and interest receivable	39,749	2,292	1,682
Prepaid expenses and other receivables	2,406	2,209	2,335
Total assets	19,201,470	2,182,515	2,066,191

LIABILITIES:
Securities sold short, at value
(Proceeds of $2,569,080,
$0, $0, respectively)	2,705,433	—	—
Variation margin for futures contracts	7,638	—	—
Payable for swap contracts	379,469	—	35,699
Payable to custodian for foreign currency
(Cost $288,396, $71,611,
$0, respectively)	285,027	70,965	—
Payable for investments purchased	105,377	11	—
Payable for fund administration
and accounting fees	19,050	14,763	15,399
Payable for transfer
agent fees and expenses	7,492	6,000	6,000
Dividends and interest payable	5,164	—	—
Payable for custodian fees	2,425	305	307
Payable for compliance fees	2,274	1,707	1,709
Payable for trustees’ fees	214	214	214
Distribution fees payable	30	29	30
Accrued expenses and other liabilities	32,143	23,191	24,985
Total liabilities	3,551,736	117,185	84,343
NET ASSETS	$15,649,734	$2,065,330	$1,981,848

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Assets and Liabilities (Unaudited) – Continued
June 30, 2018

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
NET ASSETS CONSISTS OF:
Paid-in capital	$16,015,000	$2,035,000	$2,015,000
Accumulated net investment loss	(43,999)	(2,729)	(2,037)
Accumulated undistributed net
realized gain (loss) on investments,
securities sold short, futures contracts,
swap contracts, and foreign
currency transactions	28,579	(1,156)	(13,842)
Net unrealized appreciation
(depreciation) on:
Investments	147,444	(12,263)	18,426
Securities sold short	(136,353)	—	—
Futures contracts	15,163	—	—
Swap contracts	(379,469)	45,832	(35,699)
Foreign currency translation	3,369	646	—
Net unrealized
appreciation (depreciation)	(349,846)	34,215	(17,273)
Total net assets	$15,649,734	$2,065,330	$1,981,848

	Institutional	Investor	Institutional	Investor	Institutional	Investor
	Class	Class	Class	Class	Class	Class
Net assets	$15,625,287	$24,447	$2,039,991	$25,339	$1,957,307	$24,541
Shares issued and outstanding(1)	1,599,000	2,506	201,000	2,500	199,000	2,499
Net asset value and
offering price per share(2)	$9.77	$9.76	$10.15	$10.14	$9.84	$9.82

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2018

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
INVESTMENT INCOME:
Interest income	$99,766	$9,735	$4,749
Dividend income	13,566	2,277	6,429
Total investment income	113,332	12,012	11,178

EXPENSES:
Investment advisory fees (See note 3)	115,438	12,261	10,744
Fund administration and
accounting fees (See note 3)	57,110	44,335	46,243
Transfer agent fees (See note 3)	29,524	18,897	18,884
Professional fees	25,165	22,572	24,348
Reports to shareholders	7,709	983	986
Custodian fees (See note 3)	7,259	914	919
Compliance fees (See note 3)	6,938	5,208	5,210
Trustees’ fees (See note 3)	5,008	5,008	5,008
Federal and state registration fees	3,274	1,171	1,169
Distribution fees (Investor Class) (See note 5)	30	29	30
Other	3,372	3,342	3,300
Dividends on securities sold short	17,477	—	—
Borrowing expense on securities sold short	5,146	—	—
Total expense before reimbursement	283,450	114,720	116,841
Less: Expense reimbursement
by Adviser (see note 3)	(126,119)	(99,979)	(103,625)
Net expenses	157,331	14,741	13,216
NET INVESTMENT LOSS	(43,999)	(2,729)	(2,038)
The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations (Unaudited) – Continued
For the Six Months Ended June 30, 2018

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
REALIZED AND CHANGE IN
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	$187,098	$(5,903)	$(8,567)
Securities sold short	(156,927)	—	—
Futures contracts	(119,056)	—	—
Swap contracts	114,766	5,535	(5,275)
Foreign currency transactions	2,698	(788)	—
Net realized gain (loss)	28,579	(1,156)	(13,842)
Net change in unrealized
appreciation (depreciation) on:
Investments	147,444	(12,263)	18,426
Securities sold short	(136,353)	—	—
Futures contracts	15,163	—	—
Swap contracts	(379,469)	45,832	(35,699)
Foreign currency translation	3,369	646	—
Net change in unrealized
appreciation (depreciation)	(349,846)	34,215	(17,273)
Net realized and change in unrealized
gain (loss) on investments	(321,267)	33,059	(31,115)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(365,266)	$30,330	$(33,153)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Statements of Changes in Net Assets

Six Months Ended
June 30, 2018
(Unaudited)
OPERATIONS:
Net investment loss	$(43,999)
Net realized gain on investments, securities sold short,
swap contracts, futures contracts and foreign currency transactions	28,579
Net change in unrealized depreciation on investments, securities sold short,
futures contracts, swap contracts and foreign currency translations	(349,846)
Net decrease in net assets resulting from operations	(365,266)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	16,015,000

NET INCREASE IN NET ASSETS	15,649,734

NET ASSETS:
Beginning of period	—
End of period, including accumulated net investment loss of $(43,999)	$15,649,734

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:

	Shares	Amount
Institutional Class:
Issued	1,599,000	$15,990,000
Redeemed	—	—
Net increase in Institutional Class	1,599,000	$15,990,000
Investor Class:
Issued	2,506	$25,000
Redeemed	—	—
Net increase in Investor Class	2,506	25,000
Net increase in shares outstanding	1,601,506	$16,015,000

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Statements of Changes in Net Assets

Six Months Ended
June 30, 2018
(Unaudited)
OPERATIONS:
Net investment loss	$(2,729)
Net realized loss on investments, securities sold short, swap contracts,
futures contracts and foreign currency transactions	(1,156)
Net change in unrealized appreciation on investments, securities sold short,
futures contracts, swap contracts and foreign currency translations	34,215
Net increase in net assets resulting from operations	30,330

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	2,035,000

NET INCREASE IN NET ASSETS	2,065,330

NET ASSETS:
Beginning of period	—
End of period, including accumulated net investment loss of $(2,729)	$2,065,330

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:

	Shares	Amount
Institutional Class:
Issued	201,000	$2,010,000
Redeemed	—	—
Net increase in Institutional Class	201,000	$2,010,000
Investor Class:
Issued	2,500	$25,000
Redeemed	—	—
Net increase in Investor Class	2,500	25,000
Net increase in shares outstanding	203,500	$2,035,000

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Statements of Changes in Net Assets

Six Months Ended
June 30, 2018
(Unaudited)
OPERATIONS:
Net investment loss	$(2,038)
Net realized loss on investments, securities sold short,
swap contracts, futures contracts and foreign currency transactions	(13,842)
Net change in unrealized depreciation on investments, securities sold short,
futures contracts, swap contracts and foreign currency translations	(17,273)
Net decrease in net assets resulting from operations	(33,153)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	2,015,000

NET INCREASE IN NET ASSETS	1,981,848

NET ASSETS:
Beginning of period	—
End of period, including accumulated net investment loss of $(2,038)	$1,981,848

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:

	Shares	Amount
Institutional Class:
Issued	199,000	$1,990,000
Redeemed	—	—
Net increase in Institutional Class	199,000	$1,990,000
Investor Class:
Issued	2,499	$25,000
Redeemed	—	—
Net increase in Investor Class	2,499	25,000
Net increase in shares outstanding	201,499	$2,015,000

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

Six Months Ended
June 30, 2018
(Unaudited)
Institutional Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.03)
Net realized and unrealized loss on investments	(0.20)
Total from investment operations	(0.23)
Net asset value, end of period	$9.77

TOTAL RETURN(3)	(2.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,625
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	3.68%
After expense reimbursement(4)	2.05%
Ratio of dividends and borrowing expense on
securities sold short to average net assets(4)	0.30%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short(4)	1.75%
Ratio of net investment loss to average net assets(4)	(0.57)%
Portfolio turnover rate(3)(5)	121%

(1)	For a share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, swap contracts and futures contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

Six Months Ended
June 30, 2018
(Unaudited)
Investor Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.04)
Net realized and unrealized loss on investments	(0.20)
Total from investment operations	(0.24)
Net asset value, end of period	$9.76

TOTAL RETURN(3)	(2.40)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	3.93%
After expense reimbursement(4)	2.30%
Ratio of dividends and borrowing expense on
securities sold short to average net assets(4)	0.30%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short(4)	2.00%
Ratio of net investment loss to average net assets(4)	(0.82)%
Portfolio turnover rate(3)(5)	121%

(1)	For a share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, swap contracts and futures contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

Six Months Ended
June 30, 2018
(Unaudited)
Institutional Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.01)
Net realized and unrealized gain on investments	0.16
Total from investment operations	0.15
Net asset value, end of period	$10.15

TOTAL RETURN(3)	1.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,040
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	11.69%
After expense reimbursement(4)	1.50%
Ratio of net investment loss to average net assets(4)	(0.27)%
Portfolio turnover rate(3)(5)	163%

(1)	For a share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

Six Months Ended
June 30, 2018
(Unaudited)
Investor Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.03)
Net realized and unrealized gain on investments	0.17
Total from investment operations	0.14
Net asset value, end of period	$10.14

TOTAL RETURN(3)	1.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	11.94%
After expense reimbursement(4)	1.75%
Ratio of net investment loss to average net assets(4)	(0.52)%
Portfolio turnover rate(3)(5)	163%

(1)	For a share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Financial Highlights

Six Months Ended
June 30, 2018
(Unaudited)
Institutional Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.01)
Net realized and unrealized loss on investments	(0.15)
Total from investment operations	(0.16)
Net asset value, end of period	$9.84

TOTAL RETURN(3)	(1.60)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,957
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	11.96%
After expense reimbursement(4)	1.35%
Ratio of net investment loss to average net assets(4)	(0.21)%
Portfolio turnover rate(3)(5)	70%

(1)	For a share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Financial Highlights

Six Months Ended
June 30, 2018
(Unaudited)
Investor Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.02)
Net realized and unrealized loss on investments	(0.16)
Total from investment operations	(0.18)
Net asset value, end of period	$9.82

TOTAL RETURN(3)	(1.80)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	12.21%
After expense reimbursement(4)	1.60%
Ratio of net investment loss to average net assets(4)	(0.46)%
Portfolio turnover rate(3)(5)	70%

(1)	For a share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited)
June 30, 2018

1. ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The MProved Systematic Long-Short Fund (the “Long-Short Fund”), the MProved Systematic Merger Arbitrage Fund (the “Merger Arbitrage Fund”) and the MProved Systematic Multi-Strategy Fund (the “Multi-Strategy Fund”) (each separately a “Fund”, or collectively, the “Funds”) each has its own investment objectives and policies within the Trust. The Funds commenced operations on December 29, 2017. The Funds’ investment adviser, Magnetar Asset Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales and marketing to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. Organizational costs incurred to establish the Funds and enable them to legally do business were paid by the Adviser and are not subject to reimbursement by the Fund. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any series of the Trust.

The Multi-Strategy Fund seeks to achieve positive absolute returns. The Multi-Strategy Fund pursues its investment objective by seeking to provide exposure to a number of strategies often referred to as “alternative” or “absolute return” strategies that are more traditionally offered through hedge funds. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, as well as taking long and short positions on all of its investments. The Multi-Strategy Fund is diversified under the 1940 Act. The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.0% redemption fee if redeemed within 60 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Merger Arbitrage Fund seeks to achieve positive absolute returns. The Merger Arbitrage Fund pursues an investment objective through a rules-based merger arbitrage strategy. The Merger Arbitrage Fund is “non-diversified” under the 1940 Act. The Merger Arbitrage Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.0% redemption fee if redeemed within 60 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Long-Short Fund seeks to achieve capital growth. The Long-Short Fund pursues an investment objective through rules-based long-short strategies. In pursuing the Long-Short Fund’s investment objective, the Adviser seeks to identify companies that the Adviser expects to be impacted by a significant corporate or market event, including corporate actions, abnormal price movements, investor sentiment, and shifts or disruptions in the company’s balance sheet, cash flow, or earnings fundamentals (referred to as “event-driven opportunities”) or other industry and market dynamics. The Long-Short Fund is diversified under the 1940 Act. The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.0% redemption fee if redeemed within 60 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV are calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Funds are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of June 30, 2018:

MProved Systematic Multi-Strategy Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Convertible Bonds	$—	$2,575,107	$—	$2,575,107
Long Convertible Preferred Stocks(1)	391,425	—	—	$391,425
Long Corporate Bonds	—	321,013	—	321,013
Long Preferred Stocks	184,074	241,723	—	425,797
Short Term Investments	11,733,652	—	—	11,733,652
Futures Contracts(2)	—	15,163	—	15,163
	$12,309,151	$3,153,006	$—	$15,462,157
Liabilities
Common Stocks Sold Short(1)	$2,607,955	$—	$—	$2,607,955
Short U.S. Government Notes/Bonds	—	97,478	—	97,478
Swap Contracts(2)	—	379,469	—	379,469
	$2,607,955	$476,947	$—	$3,084,902

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$12,592	$—	$—	$12,592
Short Term Investments	1,711,764	—	—	1,711,764
Swap Contracts(2)	—	45,832	—	45,832
	$1,724,356	$45,832	$—	$1,770,188

MProved Systematic Long-Short Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$1,277,633	$—	$—	$1,277,633
Short Term Investments	756,590	—	—	756,590
	$2,034,223	$—	$—	$2,034,223
Liabilities
Swap Contracts(2)	$—	$35,699	$—	$35,699
	$—	$35,699	$—	$35,699

(1)	Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2)	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

It is the MProved Systematic Long-Short Fund’s policy to record transfers at the end of the reporting period. For the period ended June 30, 2018, there were no transfers between levels.

As of June 30, 2018, the Funds did not hold any Level 3 securities.

B.  Securities Sold Short – The Funds sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Funds are liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Funds are required to pay to the lender any income earned, which is recorded as an expense by the Funds. The Funds’ policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

C.  Transactions with Brokers – The Funds’ cash and short term investments contain the proceeds from securities sold short. The Funds are required by the brokers to maintain collateral in a segregated account at the Funds’ custodian for securities sold short, equity swap contracts and futures contracts. The Funds’ securities sold short, equity swap contracts and futures contracts cash deposits at the broker are monitored daily by the Adviser and counterparty.

D.  Future Contracts – The Funds may enter into futures contracts traded on domestic and international exchanges, including equity, commodity, interest rate and foreign exchange futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 N. for further derivative disclosures, and Note 2 L. for further counterparty risk disclosure.

E.  Equity Swap Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. During the period ended June 30, 2018, the Funds entered into both long and short equity swap contracts. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the floating index rate agreed upon by the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at the agreed upon floating rate between the Funds and the counterparty plus an additional rate.  (Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 L. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 N. for further derivative disclosures.

F.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

G.  Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

H.  Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

I.  Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

J.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

K.  Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

L.  Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Futures contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the futures against counterparty nonperformance.

M.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

N.  Derivatives – The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2018, the Funds’ average derivative volume is described below:

MProved Systematic Multi-Strategy Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	775,239	$26,734,058
Short Total Return Swap Contracts	747,582	$19,079,308
Long Futures Contracts	146	$62,137,878
Short Futures Contracts	119	$53,921,952

MProved Systematic Merger Arbitrage Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	91,701	$3,327,721
Short Total Return Swap Contracts	33,432	$1,042,588

MProved Systematic Long-Short Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	32,193	$591,250
Short Total Return Swap Contracts	59,791	$905,589

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2018.

	Fair Value
	Assets	Liabilities
MProved Systematic Multi-Strategy Fund
Swap Contracts
Equity	$—	$379,469
Futures Contracts(a)
Commodity	17,385	—
Foreign Exchange	—	5,878
Equity	101	—
Interest rate	3,555	—
Total Futures Contracts	$21,041	$5,878
Total fair value of derivative instruments	$21,041	$385,347

MProved Systematic Merger Arbitrage Fund
Swap Contracts
Equity	$45,832	$—
Total fair value of derivative instruments	$45,832	$—

MProved Systematic Long-Short Fund
Swap Contracts
Equity	$—	$35,699
Total fair value of derivative instruments	$—	$35,699

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin is separately reported in the Funds’ Statement of Assets and Liabilities.

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2018:

	Amount of Realized Gain (Loss)
	on Derivatives

	Swap	Futures
Derivatives	Contracts	Contracts	Total
MProved Systematic Multi-Strategy Fund
Equity Contracts	$114,766	$(25,727)	$89,039
Commodity Contracts	—	62,637	62,637
Interest Rate Contracts	—	(74,269)	(74,269)
Foreign Exchange Contracts	—	(81,697)	(81,697)
Total	$114,766	$(119,056)	$(4,290)

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

	Amount of Realized Gain (Loss)
	on Derivatives

	Swap	Futures
Derivatives	Contracts	Contracts	Total
MProved Systematic Merger Arbitrage Fund
Equity Contracts	$5,535	$—	$5,535
Total	$5,535	$—	$5,535

MProved Systematic Long-Short Fund
Equity Contracts	$(5,275)	$—	$(5,275)
Total	$(5,275)	$—	$(5,275)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives

	Swap	Futures
Derivatives	Contracts	Contracts	Total
MProved Systematic Multi-Strategy Fund
Equity Contracts	$(379,469)	$101	$(379,368)
Commodity Contracts	—	17,385	17,385
Interest Rate Contracts	—	3,555	3,555
Foreign Exchange Contracts	—	(5,878)	(5,878)
Total	$(379,469)	$15,163	$(364,306)

MProved Systematic Merger Arbitrage Fund
Equity Contracts	$45,832	$—	$45,832
Total	$45,832	$—	$45,832

MProved Systematic Long-Short Fund
Equity Contracts	$(35,699)	$—	$(35,699)
Total	$(35,699)	$—	$(35,699)

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.10%, 1.25%, and 1.50% of the Long-Short Fund, the Merger Arbitrage Fund and the Multi-Strategy Fund’s average daily net assets, respectively.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.35%, 1.50%, and 1.75% of the Long-Short Fund, the Merger Arbitrage Fund and the Multi-Strategy Fund’s average daily net assets, respectively. Fees waived and reimbursed expenses are subject to possible recoupment from the Funds in future years on a rolling three year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

	MProved	MProved	MProved
	Systematic	Systematic	Systematic
	Multi-Strategy	Merger Arbitrage	Long-Short
Year of Expiration	Fund	Fund	Fund
6/30/21	$126,119	$99,979	$103,625

USBFS acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2018, are disclosed in the Statement of Operations.

4.  TAX FOOTNOTE

Federal Income Taxes – The Funds intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of June 30, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

	MProved	MProved	MProved
	Systematic	Systematic	Systematic
	Multi-Strategy	Merger	Long-Short
	Fund	Arbitrage Fund	Fund
Cost of investments*	$12,730,470	$1,736,619	$2,015,796
Gross unrealized appreciation	1,720,335	134,537	178,291
Gross unrealized depreciation	(2,070,181)	(100,322)	(195,564)
Net unrealized appreciation (depreciation)	$(349,846)	$34,215	$(17,273)

*
Represents cost (including derivative contracts) for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles and constructive sales.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

Distributions to Shareholders – The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. The permanent differences were due to net operating losses, distribution, partnership, swap, passive foreign investment company, dividend and 988 currency reclassifications. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions made by the Funds during the period ended June 30, 2018.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

Foreside Fund Services LLC (“Foreside”) serves as the Funds’ principal underwriter and distributor in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Foreside (the “Distribution Agreement”), Foreside acts as the Funds’ principal underwriter and distributor and provides certain administrative services and arranges for the sale of the Funds’ shares. Foreside is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and Foreside will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Foreside upon a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of each Fund. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of each Fund and the expenses it bears in the distribution of each Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Investor Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. During the period ended June 30, 2018, the Funds did not pay out any distribution fees.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

Distribution fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate 1.35%, 1.50%, and 1.75% of the Long-Short Fund, the Merger Arbitrage Fund and the Multi-Strategy Fund’s average daily net assets, respectively.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, short-term options, futures contracts. swap  contracts and short investments, by the Funds for the period ended June 30, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
Multi-Strategy Fund	$—	$7,124,286	$—	$3,953,403
Merger Arbitrage Fund	$—	$530,032	$—	$498,619
Long-Short Fund	$—	$2,173,922	$—	$906,149

7.  OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

MProved Systematic Multi-Strategy Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Deutsche Bank	$1,411,800	$1,411,800	$—	$—	$—	$—
Future Contracts	31,263	16,100	15,163	—	—	15,163
	$1,443,063	$1,427,900	$15,163	$—	$—	$15,163

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged	Amount
Liabilities:
Description
Swap Contracts —
Deutsche Bank	$1,791,269	$1,411,800	$379,469	$—	$379,469	$—
Future Contracts	16,100	16,100	—	—	—	—
	$1,807,369	$1,427,900	$379,469	$—	$379,469	$—

MProved Systematic Merger Arbitrage Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged	Amount
Assets:
Description
Swap Contracts —
Deutsche Bank	$133,891	$88,059	$45,832	$—	$—	$45,832
	$133,891	$88,059	$45,832	$—	$—	$45,832

Liabilities:
Description
Swap Contracts —
Deutsche Bank	$88,059	$88,059	$—	$—	$—	$—
	$88,059	$88,059	$—	$—	$—	$—

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2018

MProved Systematic Long-Short Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Deutsche Bank	$91,284	$91,284	$—	$—	$—	$—
	$91,284	$91,284	$—	$—	$—	$—

Liabilities:
Description
Swap Contracts —
Deutsche Bank	$126,983	$91,284	$35,699	$—	$35,699	$—
	$126,983	$91,284	$35,699	$—	$35,699	$—

* In some instances, the actual collateral pledged/received may be more than amount shown.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2018, affiliates of the Adviser owned 99.3%, 99.3% and 99.9% of the outstanding shares of the Long-Short Fund, Merger Arbitrage, and Multi-Strategy Fund, respectively.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There are no subsequent events to report that would have a material impact on the Funds’ financial statements and the notes to the financial statements.

MPROVED FUNDS

Board Consideration of Investment Advisory Agreement (Unaudited)
June 30, 2018

MProved Systematic Long-Short Fund
MProved Systematic Merger Arbitrage Fund
MProved Systematic Multi-Strategy Fund

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at an in-person meeting held on October 25-26, 2017 (the “Meeting”), the Board, including the Independent Trustees, considered and approved an advisory agreement (the “Advisory Agreement”) with Magnetar Asset Management LLC (“Magnetar”) for the MProved Systematic Long-Short Fund, MProved Systematic Merger Arbitrage Fund, and MProved Systematic Multi-Strategy Fund (each a “Fund” and together, the “Funds”) for an initial two-year term.  At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Magnetar to serve as the Funds’ investment adviser and approving the Advisory Agreement.

In advance of the Meeting, Magnetar provided information to the Board in response to requests submitted to it by U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ administrator, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Magnetar included materials describing, among other matters: (i) the nature, extent, and quality of the services to be provided by Magnetar, including Magnetar’s personnel and portfolio managers and its compliance program; (ii) the investment performance of the strategies to be used in managing the Funds; (iii) the Funds’ overall fees and operating expenses and the management fees to be payable by each Fund to Magnetar compared with those of a peer group of mutual funds; (iv) Magnetar’s projected profitability; and (v) other potential “fall-out” benefits Magnetar and/or its affiliates may receive based on their relationships with the Funds.

In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including but not limited to the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management.  The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Funds by Magnetar under the Advisory Agreement.  This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Funds.  It also included information about Magnetar’s plans with respect to each Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of each Fund’s portfolio. In particular, the Board noted Magnetar’s

MPROVED FUNDS

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
June 30, 2018

experience in the alternative strategy space and substantial amount of assets currently under management by Magnetar and its affiliates. The Board considered the unique characteristics of each Fund’s strategy, understanding that each Fund would allow Magnetar to leverage its experience with alternative investment strategies into the mutual fund industry. The Board also met with representatives from Magnetar in person.

The Board evaluated the ability of Magnetar, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.  The Board further considered the compliance program and compliance record of Magnetar, and that neither contained deficiencies as of the Meeting.

Investment Performance

The Board acknowledged that the Funds are newly formed and had no actual investment performance record. The Board received actual and hypothetical performance information about the investment strategies to be used by Magnetar in managing the Funds, including, where available, based on existing funds managed by an affiliate with similar investment strategies. The Board recognized the inherent limitations of hypothetical performance information, but noted that it would have the opportunity to review the Funds’ actual performance on an on-going basis after their launch and in connection with future reviews of the Advisory Agreement.

Fund Expenses and Investment Management Fee Rate

The Board received and considered information regarding each Fund’s anticipated net operating expense ratios and their various expense components, including contractual and/or estimated advisory fees, administrative fees, custodian and other non-advisory fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these expense ratios in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc. based on screening criteria applied by USBFS in consultation with Magnetar.  The Board received a description of the methodology and screening criteria used by USBFS to select the mutual funds and share classes in each Expense Group.  The Board noted that the MProved Systematic Multi-Strategy Fund’s net operating expense ratios were higher than the average and median ratios of the Fund’s Expense Group.  The Board also noted that the net operating expense ratio of the MProved Systematic Merger Arbitrage Fund’s Retail Class was higher than the average and median ratios of the Fund’s Expense Group and the net operating expense ratio of the Fund’s Class I shares was higher than the Expense Group average and equal to the median.  The Board noted that the MProved Systematic Long-Short Fund’s net operating expense ratios were lower than the average and median ratios of its Expense Group.

The Board reviewed and considered the contractual investment management fee rates that would be payable by the Funds to Magnetar for investment advisory services (the “Management Fee Rates”).  Among other information reviewed by the Board was a comparison of the Management Fee Rates of the Funds with those of other funds in the Expense Group.  The Board noted that the Management Fee Rates were higher than the average and median rates for the Expense Group for the MProved Systematic Multi-Strategy Fund and MProved Systematic Merger Arbitrage Fund and lower than the average and median rates for the MProved Systematic Long-Short Fund.

MPROVED FUNDS

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
June 30, 2018

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rates were reasonable in light of the services to be covered by the Advisory Agreement.

Profitability

The Board acknowledged that there is no actual information about Magnetar’s profitability earned from a Fund, but considered information about Magnetar’s projected profitability based on a set of assumptions. The Board noted that it would have an opportunity to review actual profitability earned from the Funds in the context of future contract renewals.

Economies of Scale

With respect to possible economies of scale, the Board considered that the Funds had not yet commenced operations and that Magnetar did not present the Board with information regarding the extent to which economies of scale were expected to be realized as the assets of the Funds grow. The Board noted that the Management Fee Rates do not include breakpoints but that the proposed fee waiver and expense reimbursement arrangements are a means of sharing potential economies of scale with the Funds. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

Other Benefits to Magnetar

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Magnetar, as a result of its relationship with the Funds.  Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions, though Magnetar stated it did not use soft dollar agreements as of the time of the Meeting.  Ancillary benefits could also include benefits potentially derived from an increase in Magnetar’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other potential financial products and services offered by Magnetar, develop trading and financing relationships, or operate other products and services that follow investment strategies similar to those of the Funds).

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved entering into the Advisory Agreement for an initial two-year term.

MPROVED FUNDS

Additional Information (Unaudited)
June 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 833-MPROVED (833-677-6833).

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 833-MPROVED (833-677-6833). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 833-MPROVED (833-677-6833), or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Magnetar Asset Management, LLC
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst and Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL
Goodwin Procter LLP 901 New York Avenue
NW Washington, DC 20001

This report is not authorized for distribution to prospective investors in the Funds unless preceeded or accompanied by an effective Prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-833-677-6833.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Series Portfolios Trust

By (Signature and Title)*    /s/ John Hedrick
John Hedrick, President

Date     08/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Hedrick
John Hedrick, President

Date     08/29/2018

By (Signature and Title)*    /s/ David Cox
David Cox, Treasurer

Date     08/29/2018

* Print the name and title of each signing officer under his or her signature.